DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	VIRYANET LTD
Entity Central Index Key	0001119744
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	vryaf
Entity Common Stock, Shares Outstanding	3,899,610
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 335	$ 104
Restricted cash (Note 9)	164	140
Trade receivables	430	511
Unbilled receivables	252	367
Other accounts receivable and prepaid expenses (Note 4)	216	271
Total current assets	1,397	1,393
NON - CURRENT ASSETS:
Severance pay fund (Note 11)	1,044	1,001
Long-term receivable (Note 3)	125	183
Other	38	25
Total non - current assets	1,207	1,209
PROPERTY AND EQUIPMENT, net	70	93
GOODWILL (Note 6)	6,516	6,516
Total assets	9,190	9,211
Liabilities and shareholders' equity
Short-term bank credit (Note 7)	160	115
Current maturities of long-term bank loans (Note 9)	646	498
Trade payables	360	717
Deferred revenues	2,809	2,587
Other accounts payable and accrued expenses (Note 8)	1,388	2,004
Current maturities of long-term convertible debt (Note 10)	352	0
Total current liabilities	5,715	5,921
LONG-TERM LIABILITIES:
Long-term bank loan, net of current maturities (Note 9)	497	1,001
Long-term convertible debt (Note 10)	0	502
Long-term deferred revenues	232	0
Long-term deferred rent payable	70	82
Accrued severance pay (Note 11)	1,374	1,435
Total long-term liabilities	2,173	3,020
COMMITMENTS AND CONTINGENT LIABILITIES (Note 12)
SHAREHOLDERS' EQUITY (Note 13):
Ordinary Shares of NIS 5.0 par value - Authorized: 6,600,000 shares at December 31, 2011 and 2012; Issued and outstanding: 3,451,948 and 3,572,813 shares at December 31, 2011 and 2012, respectively	4,448	4,286
Preferred A Shares of NIS 5.0 par value - Authorized: 400,000 shares at December 31, 2011 and 2012; Issued and outstanding: 326,797 shares at December 31, 2011 and 2012. Aggregate liquidation preference of $ 2,500 at December 31, 2011 and 2012	369	369
Additional paid-in capital	116,297	116,338
Accumulated deficit	(119,812)	(120,723)
Total shareholders' equity	1,302	270
Total liabilities and shareholders' equity	$ 9,190	$ 9,211

CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Ordinary Shares, par value (in ILS per share)		5		5
Ordinary Shares, shares Authorized	6,600,000	6,600,000	6,600,000	6,600,000
Ordinary Shares, shares Issued	3,572,813	3,572,813	3,451,948	3,451,948
Ordinary Shares, shares outstanding	3,572,813	3,572,813	3,451,948	3,451,948
Preferred Stock, par value (in ILS per share)		5		5
Preferred Stock, shares Authorized	400,000	400,000	400,000	400,000
Preferred Stock, shares Issued	326,797	326,797	326,797	326,797
Preferred Stock, shares outstanding	326,797	326,797	326,797	326,797
Preferred Stock, Liquidation Preference Value (in dollars)	$ 2,500		$ 2,500

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES (Note 15):
Software licenses	$ 1,154	$ 1,549	$ 1,574
Maintenance and services	9,559	8,122	8,735
Total revenues	10,713	9,671	10,309
COST OF REVENUES:
Software licenses	122	56	68
Maintenance and services	4,101	3,513	3,873
Total cost of revenues	4,223	3,569	3,941
GROSS PROFIT	6,490	6,102	6,368
OPERATING EXPENSES:
Research and development	1,100	1,614	1,010
Selling and marketing	2,650	2,847	2,782
General and administrative	1,606	1,708	1,551
Total operating expenses	5,356	6,169	5,343
OPERATING INCOME (LOSS)	1,134	(67)	1,025
FINANCIAL EXPENSES, net	196	129	237
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	938	(196)	788
TAXES ON INCOME (Note 14)	27	9	69
INCOME (LOSS) FROM CONTINUING OPERATIONS	911	(205)	719
DISCONTINUED OPERATIONS:
Loss from discontinued operation net of income tax of $0	0	(136)	(50)
Gain on disposal of discontinued operations net of income taxes of $0	0	122	0
NET LOSS FROM DISCONTINUED OPERATIONS	0	(14)	(50)
NET INCOME (LOSS)	$ 911	$ (219)	$ 669
BASIC NET EARNINGS (LOSS) PER SHARE
Continuing operations (in dollars per share)	$ 0.23	$ (0.06)	$ 0.2
Discontinued operations (in dollars per share)	$ 0	$ 0	$ (0.01)
Net income (loss) (in dollars per share)	$ 0.23	$ (0.06)	$ 0.19
DILUTED NET EARNINGS (LOSS) PER SHARE
Continuing operations (in dollars per share)	$ 0.21	$ (0.06)	$ 0.18
Discontinued operations (in dollars per share)	$ 0	$ 0	$ (0.01)
Net income (loss) (in dollars per share)	$ 0.21	$ (0.06)	$ 0.17
Weighted average number of shares used in computing basic net earnings (loss) per share (In shares)	3,896,018	3,671,547	3,467,302
Weighted average number of shares used in computing diluted net earnings (loss) per share (In shares)	4,279,961	3,671,547	3,884,201

CONSOLIDATED STATEMENTS OF OPERATIONS [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss from discontinued operation, income tax	$ 0	$ 0	$ 0
Gain on disposal of discontinued operations, income taxes	$ 0	$ 0	$ 0

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]		Retained Earnings [Member]	Comprehensive Income [Member]	Total
Balance at Dec. 31, 2009	$ 3,592	$ 369	$ 116,603	$ 3		$ (121,173)		$ (606)
Balance (in shares) at Dec. 31, 2009	2,944,048	326,797
Stock based compensation	0	0	95	0		0		95
Release of restricted shares to employees and directors, net	229	0	(193)	0		0		36
Release of restricted shares to employees and directors, net (in shares)	172,666	0
Issuance of shares, in connection with interest expenses	98		(26)					72
Issuance of shares, in connection with interest expenses (in shares)	73,369
Issuance of shares in connection with compensation to consultants	62		(23)					39
Issuance of shares in connection with compensation to consultants (in shares)	45,000
Comprehensive income:
Foreign currency translation adjustments	0	0	0	52		0	52	52
Net income (loss)	0	0	0	0		669	669	669
Total comprehensive income							721
Balance at Dec. 31, 2010	3,981	369	116,456	55	[1]	(120,504)		357
Balance (in shares) at Dec. 31, 2010	3,235,083	326,797
Stock based compensation	0	0	102	0		0		102
Release of restricted shares to employees and directors, net	172	0	(172)	0		0		0
Release of restricted shares to employees and directors, net (in shares)	123,860	0
Issuance of shares, in connection with interest expenses	61		(25)					36
Issuance of shares, in connection with interest expenses (in shares)	43,005
Issuance of shares to an investor	72		(23)					49
Issuance of shares to an investor (in shares)	50,000
Comprehensive income:
Foreign currency translation adjustments	0	0	0	(55)		0	(55)	(55)
Net income (loss)	0	0	0	0		(219)	(219)	(219)
Total comprehensive income							(274)
Balance at Dec. 31, 2011	4,286	369	116,338	0	[1]	(120,723)		270
Balance (in shares) at Dec. 31, 2011	3,451,948	326,797
Stock based compensation	0	0	20			0		20
Release of restricted shares to employees and directors, net	30	0	(30)			0		0
Release of restricted shares to employees and directors, net (in shares)	22,985	0
Issuance of shares, in connection with interest expenses	21		(11)					10
Issuance of shares, in connection with interest expenses (in shares)	15,380
Issuance of shares in connection with compensation to consultants	10		(4)					6
Issuance of shares in connection with compensation to consultants (in shares)	7,500
Issuance of shares to an investor	101		(26)					75
Issuance of shares to an investor (in shares)	75,000
Comprehensive income:
Compensation related to warrant granted to convertible note holder	0	0	10			0		10
Net income (loss)	0	0	0			911	911	911
Total comprehensive income							911
Balance at Dec. 31, 2012	$ 4,448	$ 369	$ 116,297			$ (119,812)		$ 1,302
Balance (in shares) at Dec. 31, 2012	3,572,813	326,797

[1]	All accumulated other comprehensive income derived from foreign currency translation adjustments.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 911	$ (219)	$ 669
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	52	91	313
Amortization of convertible notes premium and warrant	(5)	(15)	(13)
Accrued severance pay, net	(104)	(31)	17
Stock based compensation related to directors and employees	20	102	95
Stock based compensation related to shares to consultants	6	0	39
Interest expenses paid in shares	9	36	72
Gain from disposal of subsidiaries	0	(122)	0
Changes in operating assets and liabilities:
Increase in other assets	(13)	(5)	0
Decrease (increase) in trade receivables, net and unbilled receivables	196	84	(512)
Decrease (increase) in other accounts receivable and prepaid expenses	(29)	86	(63)
Increase (decrease) in trade payables	(357)	356	(145)
Increase (decrease) in long-term and short-term deferred revenues, net	454	(913)	39
Increase (decrease) in other accounts payable and accrued expenses	(615)	603	(186)
Increase (decrease) in long-term deferred rent payables	(12)	82	0
Net cash provided by operating activities	513	135	325
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(29)	(83)	(100)
Long-term receivable	142	(192)	0
Net cash provided (used in) by investing activities	113	(275)	(100)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit	45	186	(92)
Restricted cash	(24)	(140)	0
Repayment of long-term loan	(485)	(500)	(450)
Proceeds from issuance of share capital	75	50	0
Proceeds from long-term loan	130	550	250
Repayment of long-term convertible debt	(136)	0	0
Net cash provided by (used in) financing activities	(395)	146	(292)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	0	1	8
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	231	7	(59)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	104	97	156
CASH AND CASH EQUIVALENTS AT THE END OF YEAR	335	104	97
Supplemental disclosure of cash flow activities:
Interest	155	136	103
Income tax	18	28	79
Supplemental disclosure of non-cash investing and financing activities:
Refinancing of short-term bank debt on a long-term basis	0	360	0
Conversion to shares of accrued interest expenses, waivers and deferred charges related to the convertible debt and note	$ 9	$ 36	$ 72

GENERAL	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE 1:- GENERAL

a)

ViryaNet Ltd., an Israeli company (the “Company”), was established in 1988. The Company is a leading provider of software solutions that optimize and allow for the continuous improvement of service processes for mobile workforces. Using an integrated approach, the Company helps its customers attain the maximum benefits from ViryaNet G4, its mobile workforce management solution. This integrated approach consists of a Performance Management practice and an innovative product, ensuring that the Company’s customers can implement change, enable differentiation, and provide for continuous improvement. The Company has partnerships with leading platform and system integration companies that enable it to serve customers around the world.

b)

The Company has three wholly-owned subsidiaries in the United States— ViryaNet Inc. and its two subsidiaries (iMedeon Inc., which is not active, and Utility Partners Inc. (collectively, “ViryaNet U.S.”)). During the year ended December 31, 2011, ViryaNet Inc. sold ViryaNet PTY Ltd., its subsidiary in Australia (“ViryaNet Australia”), and the Company decided to strike off its wholly inactive subsidiary in the U.K., ViryaNet Europe Ltd, (“ViryaNet Europe”), by filing an application with the U.K. Companies House in December 2011, which became effective in April 2012 (see Note 3).

c)	The Company’s sales are generated in North America, Europe, Asia-Pacific and South America. As for major customers, see Note 15.

d)

The Company devotes substantial efforts towards activities such as research and development, and marketing and selling its products. In the course of such activities, the Company and its subsidiaries have generated variable levels of revenues and operating results over the past several years and have not achieved positive working capital. There is no assurance that profitable operations or positive cash flows from operations can be achieved on a continuing basis.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated. The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). In the opinion of management, these financial statements include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the periods presented.

Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used for, but not limited to, collectability of accounts receivable, stock-based compensation, income tax accruals and the value of deferred tax assets. Estimates are also used to determine the remaining economic lives and carrying value of fixed assets and goodwill. Actual results could differ from those estimates.

Functional currency:

Substantially all of the revenues of the Company and ViryaNet U.S. are generated in U.S. dollars (“dollar” or “dollars”). In addition, a majority of the costs of the Company and its subsidiaries are incurred in dollars. The majority of financing and investment activities are effected in dollars. Management believes that the dollar is the primary currency in the economic environment in which the Company and its subsidiaries operate; therefore, the dollar is the functional and reporting currency. Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items (stated below) reflected in the statements of income (loss), the following exchange rates are used: (i) for transactions – exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) – historical exchange rates. Currency transaction gains or losses are recorded in financial income or expenses, as appropriate.

Prior to the year ended December 31, 2012, for those former subsidiaries of the Company whose functional currency has been determined to be their local currency, assets and liabilities were translated at year-end exchange rates and statement of operations items were translated at average exchange rates prevailing during the year. Such translation adjustments were recorded as a separate component of accumulated other comprehensive income (loss) in shareholders’ equity.

Cash equivalents:

Cash equivalents are short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less.

Restricted cash:

Restricted cash is a cash deposit which is restricted by the bank to secure repayment of bank loans (see Note 9).

Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers, peripheral equipment and software	33
Office furniture and equipment	6 - 25
Leasehold improvements	Depreciated evenly over the shorter of the term of the lease or the life of the asset

Long-Lived Assets:

The Company reviews long-lived assets, such as property and equipment, and intangible assets, for impairment whenever events indicate that the carrying amounts might not be recoverable. Recoverability of property and equipment and other intangible assets is measured by comparing the projected undiscounted net cash flows associated with those assets to the assets’ carrying values. If an asset is considered impaired, it is written down to fair value, which is determined based on the asset’s projected discounted cash flows or appraised value, depending on the nature of the asset. During 2010, 2011 and 2012, no impairment losses were recorded. All other intangible assets (excluding goodwill) were fully amortized as of December 31, 2010.

Goodwill and acquisition-related intangible assets:

Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired in each business combination.

Acquisition-related intangible assets result from the Company’s acquisitions of businesses. Intangible assets subject to amortization are initially recognized based on fair value allocated to them, and subsequently stated at amortized cost. Identifiable intangible assets other than goodwill were amortized using a method of amortization that reflected the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. All finite-lived intangible assets were fully amortized as of December 31, 2010.

The amortization periods for the Company’s finite-lived intangible assets were as follows:

Amortization period in years
Technology	3-5
Customer relationship	5-6

The Company tests its goodwill for impairment annually on the last day of its fourth fiscal quarter, or more frequently if certain events or certain changes in circumstances indicate that it may be impaired. In assessing the recoverability of goodwill, the Company must make a series of assumptions about the estimated future cash flows and other factors to determine the fair value of the related intangible assets. There are inherent uncertainties related to these factors and to management’s exercise of judgment in applying these factors.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance on testing goodwill for impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The Company did not elect to adopt this accounting guidance for its goodwill impairment test for fiscal years 2011 and 2012, and continued to use the two-step process detailed below.

Under the existing standard (when the qualitative assessment is not elected), goodwill impairment testing is a two-step process. The first step is a comparison of the fair values of the Company’s reporting units to their respective carrying amounts. A reporting unit is an operating segment, or a business unit one level below that operating segment, for which discrete financial information is prepared and regularly reviewed by segment management. The Company has determined that the consolidated Company represents a single reporting unit. The Company’s management believes that a step-one test performed on an enterprise value basis (equity value plus debt, less cash and cash equivalents) provides a better indication as to whether a potential impairment of goodwill exists and whether a step-two test should be performed, than a step-one test performed on the Company’s equity carrying value basis.

Because the consolidated Company (including its subsidiaries) represents a single reporting unit, in performing step one of the impairment test, the consolidated Company’s estimated fair value is compared to the consolidated Company’s enterprise book value as a whole. If the reporting unit’s (i.e., the consolidated Company’s) estimated fair value is equal to or greater than its enterprise book value, no impairment of goodwill exists and the test is complete at the first step. However, if the consolidated Company’s enterprise book value is greater than its estimated fair value, the second step must be completed to measure the amount of impairment of goodwill, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill with its carrying amount to measure the amount of impairment loss, if any. If the implied fair value of goodwill is less than the carrying value of goodwill, then impairment exists and an impairment loss is recorded for the amount of the difference.

The estimated fair value of goodwill is determined by using an income approach. The income approach estimates fair value based on the reporting unit’s (i.e., the consolidated Company’s) estimated future cash flows, discounted by an estimated weighted-average cost of capital that reflects current market conditions, which reflect the overall level of inherent risk of that reporting unit. The income approach also requires the Company to make a series of assumptions concerning matters such as discount rates, revenue projections, profit margin projections and terminal value multiples.

The Company estimated its discount rates based on a blended rate of return, considering both debt and equity for comparable publicly-traded companies engaged in internet software services or application software. These comparable publicly traded companies operate in the same or a similar industry as the Company and have similar operating characteristics to the Company. The Company estimated its revenue projections and profit margin projections based on internal forecasts about future performance.

The estimated fair value obtained by using the income approach is compared to fair value obtained under a market approach for reasonableness. The market approach estimates fair value by applying sales, earnings and cash flow multiples to a reporting unit’s operating performance. The multiples are derived from comparable publicly-traded companies with similar operating and investment characteristics as the relevant reporting unit (in this case, the consolidated Company). The market approach requires the Company to make a series of assumptions relating to, among other things, the selection of comparable companies, comparable transactions and transaction premiums.

The estimated fair value of the consolidated Company as a reporting unit as of December 31, 2011 and 2012 was substantially in excess of its enterprise book value. Therefore, no impairment of goodwill was recorded during either 2011 or 2012.

Income taxes:

The Company accounts for income taxes in accordance with the provisions of Accounting Standards Codification “ASC” 740 (“Income Taxes”) using the liability method of accounting, whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more-likely-than-not to be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), an interpretation of ASC 740, using a two-step approach. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately forecast actual outcomes.

As of December 31, 2011 and December 31, 2012, the Company recognized approximately $40 and $30, respectively, for unrecognized tax benefits, interest and penalties, which are included in other accounts payable and accrued expenses in the accompanying balance sheets.

The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense.

Revenue recognition:

The Company generates revenues from licensing the rights to use its software products directly to end-users. The Company also enters into license arrangements with indirect channels such as resellers and systems integrators whereby revenues are recognized upon sale to the end user by the reseller or the system integrator.

The Company also generates revenues from rendering professional services, including consulting, customization, implementation, training and post-contract maintenance and support.

Revenues from software license agreements are recognized in accordance with ASC 985-605-15 (“Software Revenue Recognition”).

ASC 985-605-15 generally requires revenue earned on software arrangements involving multiple elements to be allocated to each element based on the relative fair value of the respective elements. ASC 985-605-15 requires that revenue be recognized under the “residual method” when vendor specific objective evidence (“VSOE”) of fair value exists for all undelivered elements and VSOE does not exist for all of the delivered elements. Under the residual method, any discount in the arrangement is allocated to the delivered elements. The VSOE of fair value of an undelivered element is determined based on the price charged for the undelivered element when sold separately. For post-contract customer support, the Company determines the VSOE based on the renewal price charged. For other services, such as consulting and training, the Company determines the VSOE based on the fixed daily rate charged in stand-alone service transactions. If VSOE of fair value does not exist for all elements to support the allocation of the total fee among all delivered and undelivered elements of the arrangement, revenue is deferred until such evidence exists for the undelivered elements, or until all elements are delivered, whichever is earlier.

Revenue from license fees is recognized when persuasive evidence of an agreement exists, the software product covered by written agreement or a purchase order signed by the customer has been delivered, the license fee is fixed or determinable, collectability is probable and VSOE of the fair value of undelivered elements exists.

Post-contract maintenance and support arrangements provide technical support and the right to unspecified updates on an if-and-when available basis. Maintenance and support revenue is deferred and recognized on a straight-line basis over the term of the agreement, which is, in most cases, one year. Revenue from rendering services such as consulting, implementation and training are recognized as work is performed.

Multiple element arrangements that include services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. Services that are considered essential consist primarily of significant production, customization or modification. When such services are provided, revenues under the arrangement are recognized using contract accounting based on a percentage of completion method, by comparing actual labor days incurred to total labor days estimated to be incurred over the duration of the contract, in accordance with ASC 605-35-05 (“Construction-Type and Production-Type Contracts”). Amounts of revenue recognized in advance of contractual billing are recorded as an unbilled receivable.

The Company classifies revenue as either software license revenue or services revenue. The Company allocates revenue based on the VSOE established for elements in each revenue arrangement and applies the residual method in arrangements in which VSOE was established for all undelivered elements. If the Company is unable to establish the VSOE for all undelivered elements, the Company first allocates revenue to any undelivered elements for which the VSOE has been established and then allocates revenue to the undelivered element for which the VSOE has not been established based on the residual method.

Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract. As of December 31, 2010, 2011 and 2012, no such losses were identified.

Deferred revenues include unearned fees received under maintenance and support contracts, and other amounts received from customers but not recognized as revenues in the current period.

The Company does not grant a right-of-return to its customers. The Company generally provides a warranty period of three months at no extra charge. As of December 31, 2011 and 2012, the Company’s provision for warranty cost was immaterial.

Advertising Costs:

The Company records advertising expenses as incurred, which amounted to approximately $33, $74, and $70 in the years ended December 31, 2010, 2011, and 2012, respectively, and which have been included as part of selling and marketing expenses.

Research and development costs:

Research and development expenses include salaries, employee benefits and other costs associated with product development, and are charged to income as incurred. Participations and grants in respect of research and development expenses are recognized as a reduction of research and development expenses as the related costs are incurred, or as the related milestone is met. Upfront fees received in connection with cooperation agreements are deferred and recognized over the period of the applicable agreements as a reduction of research and development expenses.

Capitalization of internally developed computer software costs begins upon the establishment of technological feasibility based on a working model. Due to the relatively short time period between the date on which the products achieve technological feasibility and the date on which they generally become available to customers, costs subject to capitalization have been immaterial and have been expensed as incurred.

Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables and a long-term receivable.

The majority of the Company’s cash and cash equivalents are invested in dollar instruments with major banks in the United States and Israel. Such cash and cash equivalents may be in excess of insured limits or may not be insured at all in some jurisdictions. The amounts on deposit at December 31, 2011 and 2012, exceed the $250 federally insured limit by $0 and $93, respectively. Management believes that the financial institutions that hold the Company’s and its subsidiaries’ cash and cash equivalents are financially sound, and, accordingly, minimal credit risk exists with respect to these assets.

The Company’s and its subsidiaries’ trade receivables are derived from sales to customers located primarily in North America, Europe, Australia, South America and the Far East. The Company and its subsidiaries perform ongoing credit evaluations of their customers.

The Company and its subsidiaries had no off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements, as of December 31, 2012.

Allowance for doubtful accounts:

The allowance for doubtful accounts is determined on the basis of analysis of specific debts which are doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with such customers, the economic environment, the industry in which such customers operate and financial information available on such customers. In management’s opinion, the allowance for doubtful accounts adequately covers anticipated losses with respect to the Company’s accounts receivable. No allowance for doubtful accounts was required for the years ended December 31, 2011 and 2012.

Long term convertible debt:

The Company presented the outstanding principal amount of its long term convertible debt as a long-term liability in accordance with ASC Topic 470-20 (“Debt with Conversion and Other Options”). The debt was classified as a long-term liability until the date of conversion, on which it would be reclassified to equity, or would be reclassified as a short-term liability at the first contractual redemption date. Accrued interest on the convertible debt was included in other accounts payable and accrued expenses. Since the contractual redemption date is August 3, 2013, which is less than twelve months from the balance sheet date, the convertible debt was reclassified as a short-term liability as of December 31, 2012.

On July 18, 2012 the Company and the convertible note holder, LibertyView Special Opportunities Fund, L.P. (“LibertyView”) agreed to modify the convertible debt agreement such that under certain conditions, an amount of $210 of the original debt of $480 will be forgiven and the balance of $270 will be paid in 12 equal monthly installments starting July 2012, which is earlier than the original contractual redemption date of August 3, 2013, and will not bear any interest. LibertyView may convert the balance of the original debt at any time into the Company’s Ordinary Shares, par value NIS 5.0 per share (“Ordinary Shares”) at the original conversion price, prior to the last payment. If the Company timely makes each monthly principal payment, with the final installment on June 1, 2013, then the remaining outstanding principal balance, less any amount converted by LibertyView to Ordinary Shares prior to June 1, 2013, will be automatically forgiven and will cease to be outstanding, and the entirety of original debt will be considered indefeasibly paid for all intents and purposes. As part of the modified agreement the Company granted the holder a warrant to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which may be exercised in whole or in part no later than July 2015 (see Note 13- Warrants).

As provided in ASC 405-20-40, a liability is removed from the statement of financial position only if the creditor is paid and the debtor is relieved of the obligation, or the debtor is released legally either by the creditor or judicially from being the primary obligor. Therefore, any gain or loss resulting from the arrangement will be determined when and if the amount of $210 or any other amount is forgiven.

For further details see Note 10.

Convertible note:

The Company presents the outstanding principal amount of a convertible note that it issued (see Note 13b) as a separate component in shareholders’ equity in accordance with ASC Topic 815 (“Derivatives and Hedging”) and ASC Topic 480 (“Distinguishing Liabilities from Equity”). The convertible note is classified as an equity component since it has no repayment date, does not bear any interest, and may only be converted into the Company’s ordinary shares, par value NIS 5.0 per share (“Ordinary Shares”). The convertible note is classified as paid-in capital in shareholders’ equity until the date of actual conversion.

Earnings (loss) per share:

Basic and diluted net income per share are presented in conformity with ASC 260 (“Earnings per Share”) for all years presented. Basic net earnings or loss per share is computed by dividing income or loss from continuing operations and from discontinued operations by the weighted average number of Ordinary Shares outstanding during the applicable period. Diluted net earnings or loss per share is computed by dividing net income or loss by the weighted average number of Ordinary Shares and potentially dilutive securities, as calculated using the treasury stock method, outstanding during the period. Potentially dilutive securities include shares issuable upon conversion of the convertible debt represented by the convertible note. The Company’s outstanding Preferred A Shares are considered Ordinary Shares for this purpose, since they may be converted into Ordinary Shares at any time on a one-for-one basis.

Outstanding stock options, unvested restricted shares, warrants and shares issuable upon conversion of the long-term convertible debt have been excluded from the calculation of basic and diluted net earnings or loss per share to the extent that such securities are anti-dilutive. The total weighted-average number of shares excluded from the calculation of diluted net earnings or loss per share was 719,666, 464,256 and 31,871 for the years ended December 31, 2010, 2011 and 2012, respectively.

The following table summarizes information related to the computation of basic and diluted net earnings (loss) per share for the years indicated (U.S. dollars in thousands, except share and per share data).

	Year ended December 31
	2010	2011	2012
Income (loss) from continuing operations attributable to ordinary shares	719	(205)	911
Loss from discontinued operations attributable to ordinary shares	(50)	(14)	—
Net income (loss) attributable to ordinary shares	669	(219)	911
Weighted average number of shares outstanding used in basic earnings (loss) per share calculation	3,467,302	3,671,547	3,896,018
Potential shares issuable upon conversion of convertible note	363,636	—	363,636
Additional shares underlying unvested stock	53,263	—	20,307
Weighted average number of ordinary shares outstanding used in diluted earnings (loss) per share calculation	3,884,201	3,671,547	4,279,961
BASIC NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations	0.20	(0.06)	0.23
Discontinued operations	(0.01)	0.00	—
Net income (loss)	0.19	(0.06)	0.23
DILUTED NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations	0.18	(0.06)	0.21
Discontinued operations	(0.01)	0.00	—
Net income (loss)	0.17	(0.06)	0.21

Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC Topic 718 (“Compensation – Stock Compensation”) (“ASC 718”), which establishes accounting for stock-based grants that are awarded to employees as compensation for their services. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations.

The Company recognizes compensation expense for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company accounts for equity instruments issued to third party service providers (non-employees) in accordance with fair value based on an option-pricing model, pursuant to the guidance in ASC Topic 505-50 (“Equity-Based Payments to Non-Employees”).

The following table summarizes the various categories of expense recognized for share-based compensation as a result of the application of ASC 718:

	2010	2011	2012
Cost of revenues	$4	$—	$1
Research and development cost	2	—	1
Selling and marketing expenses	39	5	8
General and administrative expenses	50	97	68
Total stock-based compensation expense	$95	$102	$78

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock options awards and values restricted stock based on the market value of the underlying shares at the date of grant. No stock options were granted in 2010, 2011 or 2012.

All restricted shares granted to employees in 2010 and 2011 were granted for no consideration; therefore their fair value was equal to the share price at the date of grant. No restricted shares were granted in 2012. The weighted average grant date fair value of shares granted during the years 2010 and 2011 was $0.72 and $1.10, respectively.

Sale of receivables:

From time to time, the Company sells certain of its accounts receivable to third parties, within the normal course of business, where such sales constitute a true sale, as determined in ASC Topic 860 (“Transfers and Servicing”). Under that accounting codification, a true sale occurs when control and risk of those trade receivables are fully transferred such that (a) the Company (i) transfers the proprietary rights in the receivable from the Company to the third party, (ii) legally isolates the receivable from the Company’s other assets and presumptively puts the receivable beyond the lawful reach of the Company and its creditors even in bankruptcy or other receivership, (iii) confers on the third party the right to pledge or exchange the receivable and (iv) eliminates the Company’s effective control over the receivable in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of a failure by the Company to fulfill its legal obligation, (b) the relevant receivable is derecognized and (c) cash is recorded. Where receivables are sold and the transfer of the rights to future cash receipts are related to underlying sales transactions for which the revenue has not been recognized but is ultimately expected to be recognized, the receivable is not derecognized and a liability is recorded as deferred revenue until the liability is discharged through the recognition of the revenue.

The balance of sold receivables amounted to approximately $166 and $350 as of December 31, 2011 and 2012, respectively. Sales of accounts receivable, related to transactions for which revenue has been recognized, amounted to $45 and $232 as of December 31, 2011 and 2012, respectively, and sales of accounts receivable, related to an annual renewal of support and maintenance transactions for which the revenue has been recorded as deferred revenue and is ultimately expected to be recognized as revenue, amounted to $121 and $118 as of December 31, 2011 and 2012, respectively.

The Company pays factoring fees associated with the sale of receivables based on the dollar value of the receivables sold and the time of payment. Such fees, which are considered to be primarily related to the Company’s financing activities, are included in financial expenses, net in the Company’s consolidated statements of operations.

Fair value of financial instruments:

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amount reported in the balance sheet for cash and cash equivalents, restricted cash, trade receivables, unbilled receivables, other accounts receivable, short-term bank credit, current portion of debt, trade payables and other accounts payable approximates their fair value due to the short-term maturity of such instruments. The carrying amount reported in the balance sheet for the Company’s long-term receivable approximates its fair value, considering the interest rates charged and the security received in connection with the receivable.

The carrying amount of the Company’s borrowings under its long- term debt and convertible debt approximates fair value because the interest rates on the instruments (i) fluctuate due to the variable rates of interest accruing on such debt or (ii) represent borrowing rates that are also available in the market on similar terms.

Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, “Comprehensive Income.” This accounting codification establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in stockholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that there is only a single component of other comprehensive income for the years ended December 31, 2010 and 2011 that relates to foreign currency translation adjustments. No components of other comprehensive income were included for the year ended December 31, 2012.

In May 2011, the FASB issued guidance that changed the requirement for presenting “Comprehensive Income” in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012. However, since there was only one component of other comprehensive income for the years ended December 31, 2010, and 2011 and none for the year ended December 31, 2012, no additional statement was necessary.

Reclassification:

Certain prior period amounts have been reclassified to conform to the current period presentation.

Impact of recently issued accounting standards:

1)

In July 2012, the FASB issued Accounting Standards Update (“ASU”) 2012-02 “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment”, which introduced an optional qualitative assessment for testing intangible assets for impairment. ASU 2012-02 allows companies to qualitatively assess whether it is more likely than not (i.e., a likelihood of greater than 50%) that an indefinite-lived intangible asset is impaired. If that is the case, the company would have to perform the annual quantitative impairment test. The ASU is effective for fiscal years beginning after September 15, 2012. The Company did not adapt the optional qualitative assessment during 2012.

2)

In February 2013, the “FASB” issued “” ASU No. 2013-02, Topic 350 - Comprehensive Income (“ASU 2013-02”), which amends the above-described ASC No. 220 to improve the reporting of reclassifications out of accumulated other comprehensive income to the respective line items in net income. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. The Company intends to adopt this standard in the first quarter of 2013 and does not expect the adoption will have a material impact on its consolidated results of operations or financial condition.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

NOTE 3:- DISCONTINUED OPERATIONS

During fiscal year 2011, the Company decided to explore strategic alternatives to its direct sales activities in Australia, which culminated in the sale of ViryaNet Australia, in order to focus on indirect channels in the Asia-Pacific region. ViryaNet Australia’s revenues and assets accounted for, and constituted (respectively) less than 10% of the Company’s consolidated revenues and assets during each of the last three fiscal years. On December 31, 2011, the Company completed the sale of 100% of the common stock of ViryaNet Australia to the Hosking Family Trust, owned by the former general manager of ViryaNet Australia, Mark Hosking (the “Buyer”), for consideration of $340. The consideration is to be paid as follows; $100 was due and paid on January 2, 2012 and the balance of $240 is paid over a period of four years in equal quarterly installment starting March 31, 2012, and bears interest at a fixed annual rate of 3.5%, paid quarterly. The balance of the Buyer’s payment obligation is secured through a personal guarantee provided by the Buyer. The Buyer’s payments during fiscal year 2013 in an aggregate amount of $73 are classified as current maturities within prepaid and other receivables in current assets, and the payments to be made beyond December 31, 2013, in an aggregate amount of $125, are classified as a long-term receivable on the Company’s consolidated balance sheets.

During fiscal year 2011, the Company decided to strike off its wholly owned subsidiary in the U.K., ViryaNet Europe, due to inactivity, by filing an application with the U.K. Companies House in December 2011, which became effective in April 2012.

Information related to ViryaNet Australia and ViryaNet Europe (the “Former Subsidiaries”) has been reflected in the accompanying consolidated financial statements as follows:

•

Balance sheets – As a result of the disposal of both Former Subsidiaries, there are no remaining assets and liabilities related to those Former Subsidiaries in the Company’s consolidated balance sheets as of December 31, 2011 and 2012. The Former Subsidiaries’ assets and liabilities were included in the Company’s consolidated balance sheets as of December 31, 2010.

•

Statements of operations – The Former Subsidiaries’ loss from operations for the two year period ended December 31, 2011 has been classified as discontinued operations. Loss from discontinued operations for the year ended December 31, 2011 also includes additional gain and loss on disposal of the Former Subsidiaries, as further described below. The statement of operations for the year ended December 31, 2012 does not include any amount related to discontinued operations.

•

Statements of cash flows – The Former Subsidiaries’ cash flows prior to their disposal for the two year period ended December 31, 2011 have been included in, and not separately reported from, the Company’s cash flows. The consolidated statements of cash flows for the year ended December 31, 2011 also include the effects of the disposal of the Former Subsidiaries.

Sale and disposal of consolidated subsidiaries in which the Company has no continuing involvement are classified as discontinued operations. The gains or losses on these transactions are classified within discontinued operations in the Company’s consolidated statements of operations. The Company has also reclassified its historical results of operations to remove the operations of these entities from its revenues and expenses, collapsing the net income or loss from these operations into a single line within discontinued operations.

Discontinued operations for the year ended December 31, 2011 are as follows:

Subsidiary	Location	Proceeds	Gain (Loss)
ViryaNet Australia	Australia	$340	$250
ViryaNet Europe	United Kingdom	—	(128)

The table below summarizes certain financial information with respect to the Company’s discontinued operations for the years ended December 31, presented:

	2010	2011
Revenues	$811	$790
Loss from discontinued operations (No income tax expense or benefit)	(50)	(136)
Gain on disposal of discontinued operations (No income tax expense or benefit)	—	122
Total loss from disposal of discontinued operations	$(50)	$(14)

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Other Accounts Receivable And Prepaid Expenses Disclosure [Text Block]

NOTE 4:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

Other accounts receivable and prepaid expenses consisted of the following:

	December 31,
	2011	2012
Prepaid expenses	$61	$136
Current maturities of long-term receivable (see Note 3)	157	73
Government authorities	53	7
	$271	$216

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5:- PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	December 31,
	2011	2012
Cost:
Computers, peripheral equipment and software	$1,379	$1,407
Office furniture and equipment	196	197
Leasehold improvements	91	91
	1,666	1,695
Accumulated depreciation	1,573	1,625
Depreciated cost	$93	$70

Depreciation expense for the years ended December 31, 2010, 2011 and 2012 was approximately $83, $45 and $52, respectively.

GOODWILL	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]

NOTE 6:- GOODWILL

a.	Goodwill

The changes in the carrying amount of goodwill as of December 31, 2011 and 2012 were as follows:

Balance as of January 1, 2011	$7,253
Decrease due to sale of ViryaNet Australia	(737)
Balance as of December 31, 2011	6,516
Changes during 2012	—
Balance as of December 31, 2012	$6,516

SHORT-TERM BANK CREDIT	12 Months Ended
Dec. 31, 2012
Short Term Bank Credit Disclosure [Abstract]
Short Term Bank Credit Disclosure [Text Block]

NOTE 7:- SHORT-TERM BANK CREDIT

The Company’s short-term bank credit as of December 31, 2011 and 2012 was denominated in New Israeli Shekels, or NIS, and its weighted average interest rates were 7.82% and 7.5%, respectively.

The Company has credit facilities with Bank Hapoalim (the “Bank”) that enable it to borrow funds under a revolving line of credit. The line of credit denominated in NIS currency accrues interest on the daily outstanding balance at the prime rate plus 3.3% per annum. During 2011 the Company utilized a short-term credit denominated in US dollars, which accrued interest at a fixed rate of 11.5%.

On December 18, 2011 the Bank agreed to convert the short term credit in an amount of $360 and a long-term loan in an amount of $100 to a long-term loan in an amount of $460, payable in 11 monthly payments starting February 6, 2013 (see Note 9).

The Company’s bank covenants, as part of its overall bank financing arrangement, required that on a quarterly basis (i) the Company’s shareholders’ equity shall be at least the higher of (a) 13% of its total assets, or (b) $ 1,500, and (ii) its cash balance shall not be less than $500.

On July 10, 2011 the Company received from the Bank a waiver of the bank covenants for the remaining quarters of 2011 and for the first quarter of 2012. In connection with the waiver the Company paid fees of $15 to the Bank.

On March 12, 2012 the Company received from the Bank a waiver of its bank covenants for the remaining quarters of 2012 and for the first quarter of 2013. In connection with the waiver the Company paid fees of $8 to the Bank.

On January 20, 2013 the Bank agreed to perpetually cancel the bank covenants and starting from the first quarter of 2013, the bank covenants are no longer in effect. In connection with the cancellation the Company paid fees of $5 to the Bank.

The Company’s debt to the Bank is secured in favor of the Bank by a floating charge on all of the Company’s assets and by a personal guarantee of Samuel HaCohen, the Company’s Chairman of the Board of Directors.

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 8:- OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Other accounts payable and accrued expenses consisted of the following:

	December 31,
	2011	2012
Employees and payroll accruals	$1,383	$946
Accrued expenses	621	442
	$2,004	$1,388

LONG-TERM BANK LOAN	12 Months Ended
Dec. 31, 2012
Long Term Bank Loan Disclosure [Abstract]
Long Term Bank Loan Disclosure [Text Block]

NOTE 9:- LONG-TERM BANK LOAN

A.	Long-term loans classified by currency of repayment were as follows:

			December 31,
Bank	Currency	Interest Rate	2011	2012
Bank Hapoalim (1)	U.S. $	LIBOR*+ 3.25%	$489	$37
Bank Hapoalim (2)	U.S. $	LIBOR**+ 5.70%	460	460
Bank Otsar Ha-Hayal (3a)	NIS	PRIME+3.50%	197	180
Bank Otsar Ha-Hayal (3b)	NIS	PRIME+3.50%	353	336
Bank Otsar Ha-Hayal (4a)	NIS	PRIME+3.50%	—	130
Less - current maturities			(498)	(646)
			$1,001	$497

*	3 Months LIBOR

**	1 Month LIBOR

(1)	Payable monthly through January 1, 2013.

(2)

On December 18, 2011, the Bank agreed to convert an outstanding short term credit in an amount of $360 and a long-term loan balance in an amount of $100 to a long-term loan in a total amount of $460, payable in 11 monthly payments starting February 6, 2013. The interest is payable monthly starting January 6, 2012. There was no gain or loss from the conversion. The conversion was accounted for as a modification of debt under ASC 470-50-40-14.

(3)

a. On June 28, 2011 the Company received an approval from the State Guaranteed Medium Business Assistance Fund (the “Fund”) for a loan in an amount of NIS 2,100,000, guaranteed by the Israeli government. The disbursement of the loan to the Company was contingent upon its securing an equity investment of at least NIS 500,000. The required equity investment may be effected in one of two manners: (i) a restricted shareholders’ loan payable after five years, or (ii) an equity investment in which the investors receive Company shares. The Company elected the equity investment route.

On July 7, 2011, following the receipt by the Company of NIS 170,000, or $50, via an equity investment by Jerusalem Technology Investments pursuant to a share purchase agreement dated June 30, 2011 (see Note 13(c)), thereby meeting, in part, the condition for disbursement of the loan, the Company received part of the total amount approved to it under the loan— NIS 750,000— from the Fund’s participating bank, Bank Otsar Ha-Hayal. The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 18,080 each (which includes interest as well), beginning on August 6, 2012. Interest is payable on a monthly basis beginning on August 6, 2011.

b. The balance of the loan, or NIS 1,350,000, was disbursed to the Company on September 6, 2011. The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 32,545 each (which includes the interest as well), beginning on September 8, 2012. Interest is payable on a monthly basis beginning on October 7, 2011.

Since the Company did not receive the balance of NIS 330,000 in equity investments as of the date of the disbursement of the loan balance (September 6, 2011), as required under the loan terms set by the Fund, Bank Otsar Ha-Hayal instead restricted the Company’s access to an amount of $140 in cash from the loan proceeds, as a means to secure the repayment of the loan. This $140 amount is classified as restricted cash in the Company’s current assets.

c. Repayment of the loan is guaranteed by the Israeli government, as well as by a personal guarantee of Samuel HaCohen, the Company’s Chairman of the Board of Directors.

4)

a. On October 17, 2012 the Company received an approval from the Fund for an additional loan in an amount of NIS 1,000,000, guaranteed by the Israeli government, and on October 24, 2012 the Company received NIS 500,000 of the approved amount. The repayment of the loan is secured by a restriction on the Company’s access to an amount of NIS 90,000 of the loan proceeds, and by a personal guarantee of Samuel HaCohen, the Company’s Chairman of the Board of Directors (see note 17).

The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 7.25% as of the time of loan disbursement), and the principal and interest are payable in 60 equal monthly payments of NIS 9,960 each (which includes interest as well), beginning on November 29, 2012.

b. The balance of the approved loan, or NIS 500,000, was disbursed to the Company on January 13, 2013. (see Note 18)

B.	The Company’s loans (net of current maturities) mature in the following years after the respective balance sheet dates listed below:

	December 31,
	2011	2012
2012	498	—
2013	619	646
2014	132	160
2015	144	174
2016	106	138
2017	—	25
Total	$1,499	$1,143

C.	For details concerning charges, bank covenants and security interests related to the Company’s loans, see Notes 7 and 12(c).

LONG TERM CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2012
Long Term Convertible Debt Disclosure [Abstract]
Long Term Convertible Debt Disclosure [Text Block]

NOTE 10:- LONG TERM CONVERTIBLE DEBT

Long – term convertible debt issued by the Company was as follows as of the dates listed below:

	Interest	December 31,
	rate	2011	2012
Convertible debt:
Par	7.5%	$480	$345
Deemed premium, net *		22	7
Reclassification to current liabilities		—	352
		$502	$—

*	Amortization of the deemed premium added to income was $15 annually for each of 2011 and 2012.

The convertible debt owed to LibertyView Special Opportunities Fund, L.P. (“LibertyView”) bears interest at a rate of 7.5%, payable quarterly, is due on August 3, 2013 and may be converted to the Company’s Ordinary Shares at the discretion of LibertyView at any time during the term of the loan at a price of $11.025 per Ordinary Share. LibertyView had the option to request early repayment on July 15, 2011, which it did not.

As of December 31, 2011, the balance of the convertible debt in an amount of $ 502 was classified as a long-term convertible debt since the convertible debt holder did not exercise its right to call for repayment of the debt on July 15, 2011, and, as such, the debt can be called for repayment only on the next exit date, which is the due date, August 3, 2013. As of December 31, 2012, because the due date was less than twelve months from the balance sheet date, the convertible debt was reclassified as a short-term liability.

On July 18, 2012 the Company and the convertible debt holder, LibertyView agreed to modify the convertible debt agreement such that under certain conditions, an amount of $210 of the original debt of $480 will be forgiven and the balance of $270 will be paid in 12 equal monthly installments starting in July 2012, which is earlier than the original contractual redemption date of August 3, 2013, and will not bear any interest. LibertyView may convert the balance of the original debt at any time to Ordinary Shares at the original conversion price, prior to the last payment. If the Company timely makes each monthly principal payment, with the final installment on June 1, 2013, then the remaining outstanding principal balance, less any amount converted by LibertyView to Ordinary Shares prior to June 1, 2013, will be automatically forgiven, and will cease to be outstanding, and the original debt will be considered indefeasibly paid for all intents and purposes.

As part of the modified agreement the Company granted LibertyView a warrant to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which may be exercised in whole or in part by no later than July 2015 (see Note 13- Warrants).

The Company repaid $ 135 under this arrangement during 2012.

For further details, see Note 2 “Significant Accounting Policies – Long Term Convertible Debt.”

SEVERANCE PAY	12 Months Ended
Dec. 31, 2012
Severance Pay [Abstract]
Severance Pay Disclosure [Text Block]

NOTE 11:- SEVERANCE PAY:

The Company’s liability for severance pay to its Israeli employees is calculated pursuant to Israel’s Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date.

Employees are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s liability for all of its employees in Israel is fully provided for by monthly deposits with insurance policies and by the Company’s severance pay accrual. The value of these policies is recorded as an asset on the Company’s balance sheet.

The deposited funds for the Company’s Israeli employees include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel’s Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes immaterial profits.

Severance expenses for the years ended December 31, 2010, 2011 and 2012 amounted to approximately $97, $92 and $70 respectively.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 12:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalty commitments:

The Company participated in programs sponsored by the Israeli Government for the support of research and development activities, through the Office of the Chief Scientist of Israel’s Ministry of Industry, Trade and Labor (the “OCS”). The Company had obtained aggregate grants from the OCS of $372, which were received during fiscal years 2002 and 2003.

Under the Company’s research and development agreement with the OCS, and pursuant to applicable laws, the Company is required to pay royalties at the rate of between 3% to 5% on revenues derived from products developed with royalty-bearing grants provided by the OCS, in an amount of up to 100% of the grants received from the OCS. The obligation to pay these royalties is contingent on actual sales of the products. In the absence of such sales, no payment is required.

Royalties are subject to interest on the U.S. dollar-linked value of the total grants received at the annual rate of LIBOR applicable to U.S. dollar deposits.

Through December 31, 2012, the Company had paid or accrued royalties to the OCS in an amount of $38. As of December 31, 2012, the total contingent liability to the OCS amounted to $402.

b.	Lease commitments:

The Company’s facilities, its subsidiaries’ facilities and its motor vehicles are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2016.

Future minimum rental payments for facilities under non-cancelable operating leases are as follows:

Year ended December 31,	Operating Lease Obligations
2013	320
2014	314
2015	300
2016	197
Total	$1,131

The Company extended the current office lease agreement for its offices in Jerusalem, Israel, which expired in November 2012, through October 2015, with an option to extend it for another three years. The Company leases 6,025 square feet of office space, which is utilized primarily for administrative, research and development, service and technical support purposes, with an average annual rent of approximately $127 payable starting in November 2012.

ViryaNet, Inc., the Company’s US subsidiary located in Massachusetts, signed a new office lease agreement in February 2011 and relocated its facilities in June 2011 to a new location in Westborough, Massachusetts. ViryaNet Inc. leases 10,372 square feet of office space, which is utilized primarily for administrative, marketing, sales, service and technical support purposes, with an average annual rent of approximately $181, payable starting in January 2012. The non-cancellable lease agreement for these premises expires on December 31, 2016 and contains a rent escalation clause. The long-term deferred rent payable that appears on the Company’s balance sheet as of December 31, 2012 includes accrued fees for these facilities that are paid over the lease period.

Lease expenses in respect of facilities were approximately $349, $343 and $316 for the years ended December 31, 2010, 2011 and 2012, respectively.

Lease expenses in respect of motor vehicles for the years ended December 31, 2010, 2011 and 2012 were approximately $165, $150 and $136, respectively. In addition, as of December 31, 2012, future minimum rental payments for motor vehicles leased for the years 2013, 2014 and 2015 were $129, $88 and $8, respectively.

c.	Charges and guarantees:

1.	The Company has a floating charge on all of its assets in favor of the Bank.

2.	The Company obtained a bank guarantee in an amount of $72, in order to secure an office lease agreement.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 13:- SHAREHOLDERS’ EQUITY

The Company’s Ordinary Shares are quoted and traded on the OTCQB (a marketplace for OTC reporting issuers who are current in their reports under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)).

The Company’s Preferred A Shares are not publicly traded.

General:

a.

The Ordinary Shares and the Preferred A Shares confer upon holders thereof the right to receive notice of, participate in and vote at general shareholder meetings of the Company, the right to receive dividends, if declared, and the right to receive any remaining assets of the Company upon liquidation, if any, after full payment is made to any creditors.

The Preferred A Shares have all rights and privileges that are possessed by the Company’s Ordinary Shares, including, without limitation, voting rights on an as-converted basis, and have an aggregate liquidation preference of $ 2,500 over the Ordinary Shares in any distributions to the Company’s shareholders. The Preferred A Shares may be converted into Ordinary Shares at any time on a one-for-one basis.

b.

On December 19, 2007, the Company issued to a group of new financial investors 363,636 Ordinary Shares at a price of $1.65 per share for total consideration of $600. The transaction included also the issuance by the Company of a non-interest bearing convertible note of $600 principal amount that is convertible into Ordinary Shares at a conversion price of $1.65 per Ordinary Share and warrants to purchase an aggregate of up to 600,000 Ordinary Shares at an exercise price of $2.00 per Ordinary Share, which expired on December 19, 2010. The convertible note does not have any maturity date, does not bear any interest, is not subject to repayment in any event, including liquidation, and can only be converted into Ordinary Shares at any time at the holder’s discretion.

As of December 31, 2011 and 2012, the total amount of the convertible note of $600 was classified as equity in accordance with ASC 815, “Accounting for Derivative Instruments and Hedging Activities” and ASC 480, “Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity”.

c.

On June 30, 2011, the Company entered into a share purchase agreement (“SPA”) with Jerusalem Technology Investments Ltd, (the “Investor”), a company with which two of the Company’s directors—Samuel HaCohen and Vladimir Morgenstern— and one of the Company’s major shareholders (Jerusalem High-tech Founders, Ltd.) are affiliated. Pursuant to the SPA, the Investor committed to invest in the Company an amount of $250 within 31 days from the date of the agreement, as consideration for the issuance to the Investor of 250,000 of the Company’s Ordinary Shares at a price of $1.00 per Ordinary Share. 50,000 of those Ordinary Shares were issued on June 30, 2011, upon a payment of $50 by the Investor. In February 2012, the Investor invested an additional $75, a portion of its total commitment, as consideration for the issuance to the Investor of an additional 75,000 of the Company’s Ordinary Shares. This equity financing constituted an extraordinary transaction in which two of the Company’s directors possessed a personal interest and was therefore approved by the Company’s audit committee and Board of Directors in accordance with the requirements of the Israeli Companies Law.

On December 17, 2012 the Company and the Investor reached an agreement under which the parties terminated the SPA by mutual consent such that no further investment will be made under the SPA by the Investor, and each of the Company and the Investor released each other from any claims related to the SPA. In lieu of the additional amount of $125 that was not invested, Samuel HaCohen, the Company’s chairman and an affiliate of the Investor, signed a personal guarantee in favor of two banks, Bank Otsar Ha-Hayal and Bank Leumi, in order to enable the Company to secure loans from these banks (see Note 9). No further consideration was provided to the Investor and/or Samuel HaCohen in connection with the personal guarantee. This agreement constituted an extraordinary transaction with a director who possessed a personal interest and was therefore approved by the Company’s audit committee and Board of Directors in accordance with the requirements of the Israeli Companies Law.

d.	During 2011 the Company issued 43,005 Ordinary Shares to investors in payment of interest expenses.

e.	During 2012 the Company issued 15,380 Ordinary Shares to investors in payment of interest expenses.

f.	During 2012 the Company issued 7,500 Ordinary Shares to a service provider as consideration for consulting services.

Stock – based compensation:

a.	The Company’s previous stock options plans, the 1996, 1997, 1998 and 1999 Stock Option Plans (the “Prior Plans”), expired prior to December 31, 2009.

In November 2005, the Company adopted a new Israeli share option and restricted share plan and a new international share option and restricted share plan (the “2005 Share Option Plans”), which superseded and replaced the Prior Plans and provide the Company with the ability to grant restricted shares in addition to options under various tax regimes.

Under the 2005 Share Option Plans, options, restricted shares and other share-based awards may be granted to employees, directors, office holders, service providers, consultants and any other person or entity whose services shall be determined by the Company’s Board of Directors to be valuable to the Company and/or its affiliated companies. The exercise price of the options granted under the 2005 Share Option Plans is to be determined by the directors at the time of grant. The options granted expire no later than ten years from the date of grant. The 2005 Share Option Plans expire in 2015. Any options or restricted shares that are canceled or forfeited before expiration become available for future grants. The schedule and terms of vesting of options and restricted shares are determined by the Company’s Board of Directors.

Any options that remained available for grant under any of the Company’s Prior Plans are available for subsequent grant under the 2005 Share Option Plans. In addition, if any outstanding award under the Company’s Prior Plans should for any reason expire, be canceled or be forfeited without having been exercised in full, the shares subject to the unexercised, canceled or terminated portion of such award shall become available for subsequent grant under the 2005 Share Option Plans.

In February 2010, at the Company’s 2010 annual shareholders meeting, the Company’s shareholders approved authorizing the Company’s audit committee and board of directors to grant, on an annual basis, up to 20,000 restricted shares to each director of the Company. The actual terms of the grants, including the vesting schedule and related terms, shall be as determined by the Company’s Board of Directors as long as the annual grant per each director does not exceed such 20,000 restricted shares.

As of December 31, 2012, an aggregate of 373,784 Ordinary Shares of the Company were available for future grant under the 2005 Share Option Plans.

b.

During the year ended December 31, 2010, the Company granted to its employees and directors an aggregate of 229,582 restricted share units. Of the restricted share units that were granted, 83,000 shares were released in 2010 and 146,582 shares are released ratably on an annual basis over a three-year release period, starting from the date of grant. Release of the restrictions from some of the restricted share units is subject to acceleration upon the occurrence of certain events such as a merger or acquisition. The Company has accounted for this award in accordance with ASC 718-10. The total grant date fair value of $165, reflecting the quoted market price of the Company’s Ordinary Shares as of the date of grant over the purchase price of $0, is recorded as compensation expense ratably over the release period of the restricted share units. Compensation expense of approximately $51, $20 and $20 was recognized during the years ended December 31, 2010, 2011 and 2012, respectively, in respect of these grants.

d.

During the year ended December 31, 2011, the Company granted to its directors an aggregate of 75,000 restricted share units, which were released from restriction during 2011. The Company has accounted for this award in accordance with ASC 718-10. The total grant date fair value of $83, reflecting the quoted market price of the Company’s Ordinary Shares as of the date of grant over the purchase price of $0, was recorded as compensation expense ratably over the release period of the restricted shares units. Compensation expense of approximately $83 was recognized during the year ended December 31, 2011 in respect of this grant.

e.	No restricted share units or options were granted during the year ended December 31, 2012.

f.	The following is a summary of the Company’s stock option activity under the 2005 Plans during the year ended December 31, 2012,, as well as related information:

	Year ended December 31, 2012
	Number of options	Weighted average remaining contractual term (years)	Aggregate intrinsic value	Weighted average exercise price
Outstanding - beginning of the year	200			$10.30
Expired	(200)			$10.30
Outstanding - end of the year	—	—	—	$—
Vested and exercisable	—	—	—	$—

No options were exercised in any of 2010, 2011 and 2012. No compensation expense related to options was recognized during the years ended December 31, 2010, 2011 and 2012.

g.	A summary of the status of the Company’s restricted share units as of December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

Restricted shares units	Shares	Weighted average grant- date fair value
Restricted at January 1, 2012	49,305	$0.72
Granted	—	$—
Vested	(22,986)	$0.72
Forfeited	(3,333)	$0.70
Restricted at December 31, 2012	22,986	$0.72

As of December 31, 2012, there was $2 of total unrecognized compensation cost related to restricted share units compensation arrangements granted under the 2005 Plans. That cost is expected to be recognized in the first quarter of 2013. The total fair value of restricted share units released from restriction during the year ended December 31, 2012 was $17.

The weighted average grant date fair value of restricted share units granted during 2010 and 2011 was $0.72 and $1.10, respectively. No restricted shares units were granted during 2012.

h.	Options and shares issued to consultants:

As of December 31, 2012, there were no outstanding options or restricted share units that had been issued to consultants.

Warrants:

The Company’s outstanding warrants that had been issued to investors and consultants were as follows as of December 31, 2012:

Issuance date	Warrants to Purchase Ordinary Shares	Exercise price per share	Warrants exercisable	Exercisable through
April 1998	578	$1.25	578	No expiration date
July 2012 (1)	60,000	0.80	60,000	July 12, 2015

(1)

In connection with a July 2012 agreement with the convertible debt holder LibertyView Special Opportunities Fund, L.P, (see Note 10) the Company granted LibertyView warrants to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which may be exercised in whole or in part no later than July 12, 2015.

This transaction was accounted for according to ASC 470-20. The fair value of these warrants was determined using the Black-Scholes pricing model, assuming a risk free interest rate of 2.15%, a volatility factor of 71%, dividend yield of 0% and expected term of three years. The fair value of these warrants of $21 is amortized during the term of the convertible note, which expires in August 2013.

During 2012, the Company recorded compensation expense of approximately $10 in respect of these warrants, which is included in financial expenses.

As of December 31, 2012 all of the above warrants are outstanding.

Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency, subject to any statutory limitations. Dividends paid to shareholders in non-Israeli currency may be converted into dollars on the basis of the exchange rate prevailing at the time of payment. The Company does not intend to pay cash dividends in the foreseeable future.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 14:- TAXES ON INCOME

The Company and its subsidiaries file federal and state income tax returns in the U.S. and Israel. ViryaNet Ltd. may be subject to examination by the Israel tax authorities for fiscal years 2008 through 2012. ViryaNet Inc.’s (the U.S. subsidiary) tax returns through 2009 were audited by the U.S. Internal Revenue Service (the “IRS”) which resulted in no incremental tax liability. ViryaNet Inc. may be subject to examination by the IRS for fiscal years 2010 through 2012. ViryaNet Australia and ViryaNet Europe were disposed of during 2011 (see Note 3).

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of the Company’s tax audits could be different from what is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the periods in which such determination is made.

Changes in Israeli tax rates:

For tax years 2010 and 2011, Israeli companies were subject to corporate tax on their taxable income at the rate of 25% and 24%, respectively. On December 5, 2011, the Knesset (Israel’s Parliament) passed a law that altered the tax burden (the “Tax Burden Law”), canceled the further planned gradual reduction in the corporate tax rates in Israel and increased the corporate tax rate to 25% starting in 2012. The capital gains tax rate was increased under the Tax Burden Law to 25% as well. The changes in tax rates did not have an effect on the Company’s tax position due to significant accumulated losses for income tax purposes, for which a full valuation has been provided.

Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

The Company’s production facilities were granted “Approved Enterprise” status under the Law for Encouragement of Capital Investments, 1959 (the “Investment Law”), for three separate investment programs, which were approved in February 1989, March 1995 and April 1998.

Generally, “Approved Enterprise” tax benefits are limited to 12 years from commencement of production or 14 years from the date of approval, whichever expires earlier.

Pursuant to the Investment Law, the Company elected for its investment program the “alternative benefits” track and waived government grants in return for a tax exemption. The Company’s offices and its research and development center are located in Jerusalem, in a region defined as a “Priority A Development Region.” Therefore, income derived from this program was to be tax-exempt for a period of ten years commencing with the year in which the program first earns taxable income, subject to certain conditions.

As the Company currently has no taxable income, the benefits from this program have not yet been utilized.

The Company’s entitlement to the above benefits was conditioned upon the Company’s fulfilling the conditions stipulated by the Investment Law, regulations published thereunder and the letters of approval for the Company’s specific investments in “Approved Enterprises.” In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits (if any), in whole or in part, including interest and adjustments in accordance with changes to the Israeli Consumer Price Index (the “CPI”).

If the retained tax-exempt income were distributed, it would be taxed at the corporate tax rate applicable to such profits as if the Company had not chosen the alternative tax benefits (rate of 10% - 25% based on the percentage of foreign ownership in the Company’s shares) on the gross amount distributed. In addition, these dividends would be subject to a 15% withholding tax. The Company’s Board of Directors has determined that such tax-exempt income will not be distributed as dividends.

The Investment Law also grants entitlement to accelerated depreciation claim on buildings and equipment used by an “Approved Enterprise” during the first five tax years in which it uses the assets.

Income from sources other than the “Approved Enterprise” during the benefit period is subject to tax at the regular Israeli corporate tax rate, as described above.

On April 1, 2005, an amendment to the Investment Law came into effect (the “2005 Amendment”), which significantly changed the provisions of the Investment Law. The 2005 Amendment limits the scope of enterprises which may be approved by the Israeli Investment Center of the Ministry of Industry and Commerce (the “Investment Center”) by setting criteria for the approval of a facility as a Privileged Enterprise, such as provisions generally requiring that at least 25% of the Privileged Enterprise’s income be derived from export. Additionally, the 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies that choose the “alternative benefits” track no longer require Investment Center approval in order to qualify for tax benefits. However, the 2005 Amendment provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the Investment Law as they were on the date of such approval.

The “Approved Enterprise” status granted to two of the Company’s investment programs— in February 1989 and March 1995, respectively— expired in previous years, and the tax benefits period for the Company’s April 1998 Approved Enterprise program expired in April 2012

As of December 31, 2012, the Company is not entitled to any future benefits under any of these investment programs or any other investment programs.

Tax benefits under Israel’s Law for the Encouragement of Industry (Taxation), 1969:

The Company currently qualifies as an “industrial company” under the above law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, and the right to claim public issuance expenses and amortization of patents and other intangible property rights as a deduction over eight years for tax purposes.

Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. If earnings are distributed in Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes. The Company’s management has determined that it will not distribute any amounts of its undistributed income as a dividend. The Company intends to reinvest the amount of such income. Accordingly, no deferred income taxes have been provided.

Net operating losses carryforward:

ViryaNet Ltd. has accumulated losses for income tax purposes in an amount of approximately $34,768 as of December 31, 2012, which may be carried forward and offset against taxable income and capital gain in the future for an indefinite period.

As of December 31, 2012, the Company’s U.S. subsidiary had a U.S. federal net operating loss carryforward for income tax purposes in an amount of approximately $61,841, which can be carried forward and offset against taxable income for 20 years, expiring between 2017 and 2032.

ViryaNet Europe and ViryaNet Australia were disposed of in 2011 and there are therefore no accumulated losses carried forward related to these subsidiaries (see Note 3).

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Under ASC 740 (“Income Taxes”), deferred tax assets, net are to be recognized for the anticipated tax benefits associated with net operating loss carry-forwards and deductible temporary differences, unless it is more-likely-than-not that some or all of the deferred tax assets will not be realized. The adjustment is made by a valuation allowance. Significant components of the Company’s deferred tax assets and deferred tax liabilities as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
Deferred tax assets:
U.S. net operating loss carryforward	$23,355	$23,067
Israeli net operating loss carryforward	8,294	8,692
Other reserve and allowances	814	479
Total deferred tax assets	32,463	32,238
Valuation allowance	(32,463)	(32,238)
Net deferred tax assets	$—	$—

As of December 31, 2012, the Company and its subsidiaries have provided a full valuation allowance in respect of deferred tax assets resulting from tax loss carryforward and other temporary differences, due to the history of the Company’s operating losses, which raises uncertainty concerning the Company’s ability to realize these deferred tax assets in the future. Management believes that it is more likely than not that the deferred tax assets relating to the loss carryforward will not be realized in the foreseeable future and has therefore established a valuation allowance for the full amount of the tax benefits.

Deferred tax asset and valuation allowance in the U.S. decreased in 2012 by $288, principally due to expiration of carryforward net operating losses. In addition, deferred tax assets and corresponding valuation allowance in Israel decreased by $398 in 2012, due principally to changes in exchange rates between the Israeli Shekel and the US Dollar.

Uncertain tax positions:

As of December 31, 2011 and 2012, the Company maintained one uncertain tax position accrual, in an amount of $40 and $30, respectively.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

Net income (loss) for the years ended December 31, 2010, 2011 and 2012 is calculated after considering the impact of taxes as follows:

	Year ended December 31,
	2010	2011	2012
Income (loss) from continuing operations before taxes
Domestic	$82	$(424)	$195
Foreign	706	228	743
Total	$788	$(196)	$938

Taxes on income
Domestic	$—	$—	$—
Foreign	69	9	27
Total	$69	$9	$27

Income (loss) from continuing operations after taxes
Domestic	$82	$(424)	$195
Foreign	637	219	716
Total	$719	$(205)	$911

Income (loss) from discontinued operations
Domestic	$—	$—	$—
Foreign	(50)	(14)	—
Total	$(50)	$(14)	$—

Net income (loss)
Domestic	$82	$(424)	$195
Foreign	587	205	716
Total	$669	$(219)	$911

Reconciliation of theoretical tax expense (benefit) attributable to continuing operations to actual tax expense (benefit):

In 2010, 2011 and 2012, the main reconciling items of the statutory tax rate applicable to the Company (25% in 2010, 24% in 2011 and 25% in 2012) and the effective tax rate for the Company (8.76% in 2010, (4.59%) in 2011 and 3% in 2012) are tax loss carryforwards and other deferred tax assets, for which a full valuation allowance was provided.

SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 15:- SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about geographical areas:

The Company adopted ASC 280 (Segment Reporting). The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has only one operating segment. The Company’s total revenues are attributable to geographic areas based on the location of the Company’s end customers.

The following table presents total revenues for the years ended December 31, 2010, 2011 and 2012 and long-lived assets as of December 31, 2010, 2011 and 2012:

	2010		2011		2012
	Total revenues	Long- lived assets	Total revenues	Long- lived assets	Total revenues	Long- lived assets
North America	$8,742	$13	$8,694	$34	$9,023	$37
Europe and the Middle East	802	87	714	59	969	33
Asia Pacific	765	6	263	—	291	—
South America	—	—	—	—	430	—
	$10,309	$106	$9,671	$93	$10,713	$70

b.	Revenues attributable to major customers:

One customer accounted for approximately 11% of the Company’s total revenues in 2012 and another customer accounted for approximately 11% of the Company’s total revenues in 2010. There were no customers who accounted for 10% or more of the Company’s revenues in 2011.

FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2012
Financial Expenses Disclosure [Abstract]
Financial Expenses Disclosure [Text Block]

NOTE 16:- FINANCIAL EXPENSES, NET

The Company’s financial expenses, net during the years ended December 31, 2010, 2011 and 2012 were derived and comprised as presented below:

	Year ended December 31,
	2010	2011	2012
Income:
Foreign currency translation adjustments	—	109	—
Other income	12	15	—
Total income	12	124	—
Expenses:
Interest and bank charges	174	253	154
Foreign currency translation adjustments	80	—	42
Total expenses	254	253	196
Financial expenses, net	$242	$129	$196

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 17:- RELATED PARTY TRANSACTIONS

a)

In June 1999, the Company’s Board of Directors approved the issuance of 3,478 Series C-2 Preferred shares to the Company’s Chairman for a purchase price of $100, which the Chairman paid based on a loan provided to him by the Company. The loan was approved by the Company’s shareholders in June 2000 and bears annual interest at the rate of 6.5%. Repayment of the loan is due when the Chairman sells or otherwise disposes of the shares that were purchased with the proceeds of the loan. In addition, the Company, at its sole discretion, may call for immediate repayment of the loan and the interest thereon in the event that (i) the Chairman becomes bankrupt or files a motion for bankruptcy, or (ii) the Chairman ceases to remain in the employment of the Company for any reason.

b)

On June 30, 2011, the Company entered into a share purchase agreement with Jerusalem Technology Investments Ltd (the “Investor”), a company with which two of the Company’s directors—Samuel HaCohen and Vladimir Morgenstern— and one of the Company’s major shareholders (Jerusalem High-tech Founders, Ltd.) are affiliated. Pursuant to the agreement, the Investor committed to invest in the Company an amount of $250 within 31 days from the date of the agreement, as consideration for the issuance to the Investor of 250,000 of the Company’s Ordinary Shares at a price of $1.00 per Ordinary Share. 50,000 of those Ordinary Shares were issued on June 30, 2011, upon a payment of $50 by the Investor. In February 2012, the Investor invested an additional $75 portion of its total commitment under the agreement. This equity financing constituted an extraordinary transaction in which two of the Company’s directors possessed a personal interest and was therefore approved by the Company’s audit committee and Board of Directors in accordance with the requirements of the Companies Law.

c)

On December 31, 2011, the Company completed the sale of 100% of the common stock of ViryaNet Australia, to Hosking Family Trust, owned by the former general manager of ViryaNet Australia, Mark Hosking (“Buyer”), for consideration of $340. The consideration is to be paid as follows: $100 was due on January 2, 2012 and the balance of $240 is to be paid over a period of four years in equal quarterly installments starting March 31, 2012, and bears interest at a fixed annual rate of 3.5%, paid quarterly. The repayment of the balance is secured through a personal guarantee provided by the Buyer (see also Note 3). This transaction constituted an extraordinary transaction with the Buyer, who may have been deemed an affiliate of the Company at the time and who possessed a personal interest, and was therefore approved by the Company’s audit committee and Board of Directors in accordance with the requirements of the Companies Law.

d)

On December 17, 2012 the Company and the Investor (see Note 17b) reached an agreement according to which the parties terminated the share purchase agreement by mutual consent such that no further investment will be made under the share purchase agreement by the Investor, and both the Company and the Investor released each other from any claims related to the share purchase agreement. In lieu of the additional amount of $125 that was not invested by the Investor, Samuel HaCohen, the Company’s chairman and an affiliate of the Investor, signed a personal guarantee in favor of two banks, Bank Otsar Ha-Hayal and Bank Leumi, in order to enable the Company to secure loans from those banks (see Note 9). No further consideration was provided to the Investor and/or Samuel HaCohen in connection with the personal guarantee. This agreement constituted an extraordinary transaction with a deemed affiliate of the Company who possessed a personal interest and was therefore approved by the Company’s audit committee and Board of Directors in accordance with the requirements of the Israeli Companies Law.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 18:- SUBSEQUENT EVENTS

In January and February 2013 the Company granted to its employees and directors 190,000 restricted share units. Of the restricted share units that were granted, 116,666 shares were released from restriction and 73,334 shares will be released over a fifteen month release period, starting from the date of grant. Release of the restrictions on the restricted share units is subject to acceleration upon the occurrence of certain events such as a merger or acquisition.

On January 13, 2013 the Company received a loan of NIS 500,000 from Bank Otsar Ha-Hayal, which was the second installment of a loan of NIS 1,000,000 approved by the State Guaranteed Medium Business Assistance Fund (see Note 9). The repayment of the loan is secured by a restriction on the Company’s access to an additional amount of NIS 145,000 from the loan proceeds, and by a personal guarantee of Samuel HaCohen, the Company’s Chairman of the Board of Directors.

The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 6.75% as of the time of loan disbursement), and the principal and interest are payable in 60 equal monthly payments of NIS 9,842 each (which includes the interest as well), beginning on February 14, 2013.

On January 20, 2013 Bank Hapoalim agreed to perpetually cancel the covenants that had applied to the Company’s credit facilities with the Bank (see Note 7), and starting from the first quarter of 2013, the covenants are no longer in effect. In connection with the cancellation of these covenants the Company paid fees of $5 to the Bank.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of presentation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated. The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). In the opinion of management, these financial statements include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the periods presented.

Use of Estimates, Policy [Policy Text Block]

Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used for, but not limited to, collectability of accounts receivable, stock-based compensation, income tax accruals and the value of deferred tax assets. Estimates are also used to determine the remaining economic lives and carrying value of fixed assets and goodwill. Actual results could differ from those estimates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Functional currency:

Substantially all of the revenues of the Company and ViryaNet U.S. are generated in U.S. dollars (“dollar” or “dollars”). In addition, a majority of the costs of the Company and its subsidiaries are incurred in dollars. The majority of financing and investment activities are effected in dollars. Management believes that the dollar is the primary currency in the economic environment in which the Company and its subsidiaries operate; therefore, the dollar is the functional and reporting currency. Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items (stated below) reflected in the statements of income (loss), the following exchange rates are used: (i) for transactions – exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) – historical exchange rates. Currency transaction gains or losses are recorded in financial income or expenses, as appropriate.

Prior to the year ended December 31, 2012, for those former subsidiaries of the Company whose functional currency has been determined to be their local currency, assets and liabilities were translated at year-end exchange rates and statement of operations items were translated at average exchange rates prevailing during the year. Such translation adjustments were recorded as a separate component of accumulated other comprehensive income (loss) in shareholders’ equity.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash equivalents: Cash equivalents are short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]	Restricted cash: Restricted cash is a cash deposit which is restricted by the bank to secure repayment of bank loans (see Note 9).
Property, Plant and Equipment, Policy [Policy Text Block]

Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers, peripheral equipment and software	33
Office furniture and equipment	6 - 25
Leasehold improvements	Depreciated evenly over the shorter of the term of the lease or the life of the asset

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Long-Lived Assets:

The Company reviews long-lived assets, such as property and equipment, and intangible assets, for impairment whenever events indicate that the carrying amounts might not be recoverable. Recoverability of property and equipment and other intangible assets is measured by comparing the projected undiscounted net cash flows associated with those assets to the assets’ carrying values. If an asset is considered impaired, it is written down to fair value, which is determined based on the asset’s projected discounted cash flows or appraised value, depending on the nature of the asset. During 2010, 2011 and 2012, no impairment losses were recorded. All other intangible assets (excluding goodwill) were fully amortized as of December 31, 2010.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and acquisition-related intangible assets:

Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired in each business combination.

Acquisition-related intangible assets result from the Company’s acquisitions of businesses. Intangible assets subject to amortization are initially recognized based on fair value allocated to them, and subsequently stated at amortized cost. Identifiable intangible assets other than goodwill were amortized using a method of amortization that reflected the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. All finite-lived intangible assets were fully amortized as of December 31, 2010.

The amortization periods for the Company’s finite-lived intangible assets were as follows:

Amortization period in years
Technology	3-5
Customer relationship	5-6

The Company tests its goodwill for impairment annually on the last day of its fourth fiscal quarter, or more frequently if certain events or certain changes in circumstances indicate that it may be impaired. In assessing the recoverability of goodwill, the Company must make a series of assumptions about the estimated future cash flows and other factors to determine the fair value of the related intangible assets. There are inherent uncertainties related to these factors and to management’s exercise of judgment in applying these factors.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance on testing goodwill for impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The Company did not elect to adopt this accounting guidance for its goodwill impairment test for fiscal years 2011 and 2012, and continued to use the two-step process detailed below.

Under the existing standard (when the qualitative assessment is not elected), goodwill impairment testing is a two-step process. The first step is a comparison of the fair values of the Company’s reporting units to their respective carrying amounts. A reporting unit is an operating segment, or a business unit one level below that operating segment, for which discrete financial information is prepared and regularly reviewed by segment management. The Company has determined that the consolidated Company represents a single reporting unit. The Company’s management believes that a step-one test performed on an enterprise value basis (equity value plus debt, less cash and cash equivalents) provides a better indication as to whether a potential impairment of goodwill exists and whether a step-two test should be performed, than a step-one test performed on the Company’s equity carrying value basis.

Because the consolidated Company (including its subsidiaries) represents a single reporting unit, in performing step one of the impairment test, the consolidated Company’s estimated fair value is compared to the consolidated Company’s enterprise book value as a whole. If the reporting unit’s (i.e., the consolidated Company’s) estimated fair value is equal to or greater than its enterprise book value, no impairment of goodwill exists and the test is complete at the first step. However, if the consolidated Company’s enterprise book value is greater than its estimated fair value, the second step must be completed to measure the amount of impairment of goodwill, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill with its carrying amount to measure the amount of impairment loss, if any. If the implied fair value of goodwill is less than the carrying value of goodwill, then impairment exists and an impairment loss is recorded for the amount of the difference.

The estimated fair value of goodwill is determined by using an income approach. The income approach estimates fair value based on the reporting unit’s (i.e., the consolidated Company’s) estimated future cash flows, discounted by an estimated weighted-average cost of capital that reflects current market conditions, which reflect the overall level of inherent risk of that reporting unit. The income approach also requires the Company to make a series of assumptions concerning matters such as discount rates, revenue projections, profit margin projections and terminal value multiples.

The Company estimated its discount rates based on a blended rate of return, considering both debt and equity for comparable publicly-traded companies engaged in internet software services or application software. These comparable publicly traded companies operate in the same or a similar industry as the Company and have similar operating characteristics to the Company. The Company estimated its revenue projections and profit margin projections based on internal forecasts about future performance.

The estimated fair value obtained by using the income approach is compared to fair value obtained under a market approach for reasonableness. The market approach estimates fair value by applying sales, earnings and cash flow multiples to a reporting unit’s operating performance. The multiples are derived from comparable publicly-traded companies with similar operating and investment characteristics as the relevant reporting unit (in this case, the consolidated Company). The market approach requires the Company to make a series of assumptions relating to, among other things, the selection of comparable companies, comparable transactions and transaction premiums.

The estimated fair value of the consolidated Company as a reporting unit as of December 31, 2011 and 2012 was substantially in excess of its enterprise book value. Therefore, no impairment of goodwill was recorded during either 2011 or 2012.

Income Tax, Policy [Policy Text Block]

Income taxes:

The Company accounts for income taxes in accordance with the provisions of Accounting Standards Codification “ASC” 740 (“Income Taxes”) using the liability method of accounting, whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more-likely-than-not to be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), an interpretation of ASC 740, using a two-step approach. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately forecast actual outcomes.

As of December 31, 2011 and December 31, 2012, the Company recognized approximately $40 and $30, respectively, for unrecognized tax benefits, interest and penalties, which are included in other accounts payable and accrued expenses in the accompanying balance sheets.

The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense.

Revenue Recognition, Policy [Policy Text Block]

Revenue recognition:

The Company generates revenues from licensing the rights to use its software products directly to end-users. The Company also enters into license arrangements with indirect channels such as resellers and systems integrators whereby revenues are recognized upon sale to the end user by the reseller or the system integrator.

The Company also generates revenues from rendering professional services, including consulting, customization, implementation, training and post-contract maintenance and support.

Revenues from software license agreements are recognized in accordance with ASC 985-605-15 (“Software Revenue Recognition”).

ASC 985-605-15 generally requires revenue earned on software arrangements involving multiple elements to be allocated to each element based on the relative fair value of the respective elements. ASC 985-605-15 requires that revenue be recognized under the “residual method” when vendor specific objective evidence (“VSOE”) of fair value exists for all undelivered elements and VSOE does not exist for all of the delivered elements. Under the residual method, any discount in the arrangement is allocated to the delivered elements. The VSOE of fair value of an undelivered element is determined based on the price charged for the undelivered element when sold separately. For post-contract customer support, the Company determines the VSOE based on the renewal price charged. For other services, such as consulting and training, the Company determines the VSOE based on the fixed daily rate charged in stand-alone service transactions. If VSOE of fair value does not exist for all elements to support the allocation of the total fee among all delivered and undelivered elements of the arrangement, revenue is deferred until such evidence exists for the undelivered elements, or until all elements are delivered, whichever is earlier.

Revenue from license fees is recognized when persuasive evidence of an agreement exists, the software product covered by written agreement or a purchase order signed by the customer has been delivered, the license fee is fixed or determinable, collectability is probable and VSOE of the fair value of undelivered elements exists.

Post-contract maintenance and support arrangements provide technical support and the right to unspecified updates on an if-and-when available basis. Maintenance and support revenue is deferred and recognized on a straight-line basis over the term of the agreement, which is, in most cases, one year. Revenue from rendering services such as consulting, implementation and training are recognized as work is performed.

Multiple element arrangements that include services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. Services that are considered essential consist primarily of significant production, customization or modification. When such services are provided, revenues under the arrangement are recognized using contract accounting based on a percentage of completion method, by comparing actual labor days incurred to total labor days estimated to be incurred over the duration of the contract, in accordance with ASC 605-35-05 (“Construction-Type and Production-Type Contracts”). Amounts of revenue recognized in advance of contractual billing are recorded as an unbilled receivable.

The Company classifies revenue as either software license revenue or services revenue. The Company allocates revenue based on the VSOE established for elements in each revenue arrangement and applies the residual method in arrangements in which VSOE was established for all undelivered elements. If the Company is unable to establish the VSOE for all undelivered elements, the Company first allocates revenue to any undelivered elements for which the VSOE has been established and then allocates revenue to the undelivered element for which the VSOE has not been established based on the residual method.

Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract. As of December 31, 2010, 2011 and 2012, no such losses were identified.

Deferred revenues include unearned fees received under maintenance and support contracts, and other amounts received from customers but not recognized as revenues in the current period.

The Company does not grant a right-of-return to its customers. The Company generally provides a warranty period of three months at no extra charge. As of December 31, 2011 and 2012, the Company’s provision for warranty cost was immaterial.

Advertising Costs, Policy [Policy Text Block]

Advertising Costs:

The Company records advertising expenses as incurred, which amounted to approximately $33, $74, and $70 in the years ended December 31, 2010, 2011, and 2012, respectively, and which have been included as part of selling and marketing expenses.

Research and Development Expense, Policy [Policy Text Block]

Research and development costs:

Research and development expenses include salaries, employee benefits and other costs associated with product development, and are charged to income as incurred. Participations and grants in respect of research and development expenses are recognized as a reduction of research and development expenses as the related costs are incurred, or as the related milestone is met. Upfront fees received in connection with cooperation agreements are deferred and recognized over the period of the applicable agreements as a reduction of research and development expenses.

Capitalization of internally developed computer software costs begins upon the establishment of technological feasibility based on a working model. Due to the relatively short time period between the date on which the products achieve technological feasibility and the date on which they generally become available to customers, costs subject to capitalization have been immaterial and have been expensed as incurred.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables and a long-term receivable.

The majority of the Company’s cash and cash equivalents are invested in dollar instruments with major banks in the United States and Israel. Such cash and cash equivalents may be in excess of insured limits or may not be insured at all in some jurisdictions. The amounts on deposit at December 31, 2011 and 2012, exceed the $250 federally insured limit by $0 and $93, respectively. Management believes that the financial institutions that hold the Company’s and its subsidiaries’ cash and cash equivalents are financially sound, and, accordingly, minimal credit risk exists with respect to these assets.

The Company’s and its subsidiaries’ trade receivables are derived from sales to customers located primarily in North America, Europe, Australia, South America and the Far East. The Company and its subsidiaries perform ongoing credit evaluations of their customers.

The Company and its subsidiaries had no off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements, as of December 31, 2012.

Trade and Other Accounts Receivable, Policy [Policy Text Block]

Allowance for doubtful accounts:

The allowance for doubtful accounts is determined on the basis of analysis of specific debts which are doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with such customers, the economic environment, the industry in which such customers operate and financial information available on such customers. In management’s opinion, the allowance for doubtful accounts adequately covers anticipated losses with respect to the Company’s accounts receivable. No allowance for doubtful accounts was required for the years ended December 31, 2011 and 2012.

Debt, Policy [Policy Text Block]

Long term convertible debt:

The Company presented the outstanding principal amount of its long term convertible debt as a long-term liability in accordance with ASC Topic 470-20 (“Debt with Conversion and Other Options”). The debt was classified as a long-term liability until the date of conversion, on which it would be reclassified to equity, or would be reclassified as a short-term liability at the first contractual redemption date. Accrued interest on the convertible debt was included in other accounts payable and accrued expenses. Since the contractual redemption date is August 3, 2013, which is less than twelve months from the balance sheet date, the convertible debt was reclassified as a short-term liability as of December 31, 2012.

On July 18, 2012 the Company and the convertible note holder, LibertyView Special Opportunities Fund, L.P. (“LibertyView”) agreed to modify the convertible debt agreement such that under certain conditions, an amount of $210 of the original debt of $480 will be forgiven and the balance of $270 will be paid in 12 equal monthly installments starting July 2012, which is earlier than the original contractual redemption date of August 3, 2013, and will not bear any interest. LibertyView may convert the balance of the original debt at any time into the Company’s Ordinary Shares, par value NIS 5.0 per share (“Ordinary Shares”) at the original conversion price, prior to the last payment. If the Company timely makes each monthly principal payment, with the final installment on June 1, 2013, then the remaining outstanding principal balance, less any amount converted by LibertyView to Ordinary Shares prior to June 1, 2013, will be automatically forgiven and will cease to be outstanding, and the entirety of original debt will be considered indefeasibly paid for all intents and purposes. As part of the modified agreement the Company granted the holder a warrant to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which may be exercised in whole or in part no later than July 2015 (see Note 13- Warrants).

As provided in ASC 405-20-40, a liability is removed from the statement of financial position only if the creditor is paid and the debtor is relieved of the obligation, or the debtor is released legally either by the creditor or judicially from being the primary obligor. Therefore, any gain or loss resulting from the arrangement will be determined when and if the amount of $210 or any other amount is forgiven.

For further details see Note 10.

Convertible Note [Policy Text Block]

Convertible note:

The Company presents the outstanding principal amount of a convertible note that it issued (see Note 13b) as a separate component in shareholders’ equity in accordance with ASC Topic 815 (“Derivatives and Hedging”) and ASC Topic 480 (“Distinguishing Liabilities from Equity”). The convertible note is classified as an equity component since it has no repayment date, does not bear any interest, and may only be converted into the Company’s ordinary shares, par value NIS 5.0 per share (“Ordinary Shares”). The convertible note is classified as paid-in capital in shareholders’ equity until the date of actual conversion.

Earnings Per Share, Policy [Policy Text Block]

Earnings (loss) per share:

Basic and diluted net income per share are presented in conformity with ASC 260 (“Earnings per Share”) for all years presented. Basic net earnings or loss per share is computed by dividing income or loss from continuing operations and from discontinued operations by the weighted average number of Ordinary Shares outstanding during the applicable period. Diluted net earnings or loss per share is computed by dividing net income or loss by the weighted average number of Ordinary Shares and potentially dilutive securities, as calculated using the treasury stock method, outstanding during the period. Potentially dilutive securities include shares issuable upon conversion of the convertible debt represented by the convertible note. The Company’s outstanding Preferred A Shares are considered Ordinary Shares for this purpose, since they may be converted into Ordinary Shares at any time on a one-for-one basis.

Outstanding stock options, unvested restricted shares, warrants and shares issuable upon conversion of the long-term convertible debt have been excluded from the calculation of basic and diluted net earnings or loss per share to the extent that such securities are anti-dilutive. The total weighted-average number of shares excluded from the calculation of diluted net earnings or loss per share was 719,666, 464,256 and 31,871 for the years ended December 31, 2010, 2011 and 2012, respectively.

The following table summarizes information related to the computation of basic and diluted net earnings (loss) per share for the years indicated (U.S. dollars in thousands, except share and per share data).

	Year ended December 31
	2010	2011	2012
Income (loss) from continuing operations attributable to ordinary shares	719	(205)	911
Loss from discontinued operations attributable to ordinary shares	(50)	(14)	—
Net income (loss) attributable to ordinary shares	669	(219)	911
Weighted average number of shares outstanding used in basic earnings (loss) per share calculation	3,467,302	3,671,547	3,896,018
Potential shares issuable upon conversion of convertible note	363,636	—	363,636
Additional shares underlying unvested stock	53,263	—	20,307
Weighted average number of ordinary shares outstanding used in diluted earnings (loss) per share calculation	3,884,201	3,671,547	4,279,961
BASIC NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations	0.20	(0.06)	0.23
Discontinued operations	(0.01)	0.00	—
Net income (loss)	0.19	(0.06)	0.23
DILUTED NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations	0.18	(0.06)	0.21
Discontinued operations	(0.01)	0.00	—
Net income (loss)	0.17	(0.06)	0.21

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC Topic 718 (“Compensation – Stock Compensation”) (“ASC 718”), which establishes accounting for stock-based grants that are awarded to employees as compensation for their services. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations.

The Company recognizes compensation expense for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company accounts for equity instruments issued to third party service providers (non-employees) in accordance with fair value based on an option-pricing model, pursuant to the guidance in ASC Topic 505-50 (“Equity-Based Payments to Non-Employees”).

The following table summarizes the various categories of expense recognized for share-based compensation as a result of the application of ASC 718:

	2010	2011	2012
Cost of revenues	$4	$—	$1
Research and development cost	2	—	1
Selling and marketing expenses	39	5	8
General and administrative expenses	50	97	68
Total stock-based compensation expense	$95	$102	$78

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock options awards and values restricted stock based on the market value of the underlying shares at the date of grant. No stock options were granted in 2010, 2011 or 2012.

All restricted shares granted to employees in 2010 and 2011 were granted for no consideration; therefore their fair value was equal to the share price at the date of grant. No restricted shares were granted in 2012. The weighted average grant date fair value of shares granted during the years 2010 and 2011 was $0.72 and $1.10, respectively.

Sale Of Receivables [Policy Text Block]

Sale of receivables:

From time to time, the Company sells certain of its accounts receivable to third parties, within the normal course of business, where such sales constitute a true sale, as determined in ASC Topic 860 (“Transfers and Servicing”). Under that accounting codification, a true sale occurs when control and risk of those trade receivables are fully transferred such that (a) the Company (i) transfers the proprietary rights in the receivable from the Company to the third party, (ii) legally isolates the receivable from the Company’s other assets and presumptively puts the receivable beyond the lawful reach of the Company and its creditors even in bankruptcy or other receivership, (iii) confers on the third party the right to pledge or exchange the receivable and (iv) eliminates the Company’s effective control over the receivable in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of a failure by the Company to fulfill its legal obligation, (b) the relevant receivable is derecognized and (c) cash is recorded. Where receivables are sold and the transfer of the rights to future cash receipts are related to underlying sales transactions for which the revenue has not been recognized but is ultimately expected to be recognized, the receivable is not derecognized and a liability is recorded as deferred revenue until the liability is discharged through the recognition of the revenue.

The balance of sold receivables amounted to approximately $166 and $350 as of December 31, 2011 and 2012, respectively. Sales of accounts receivable, related to transactions for which revenue has been recognized, amounted to $45 and $232 as of December 31, 2011 and 2012, respectively, and sales of accounts receivable, related to an annual renewal of support and maintenance transactions for which the revenue has been recorded as deferred revenue and is ultimately expected to be recognized as revenue, amounted to $121 and $118 as of December 31, 2011 and 2012, respectively.

The Company pays factoring fees associated with the sale of receivables based on the dollar value of the receivables sold and the time of payment. Such fees, which are considered to be primarily related to the Company’s financing activities, are included in financial expenses, net in the Company’s consolidated statements of operations.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair value of financial instruments:

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amount reported in the balance sheet for cash and cash equivalents, restricted cash, trade receivables, unbilled receivables, other accounts receivable, short-term bank credit, current portion of debt, trade payables and other accounts payable approximates their fair value due to the short-term maturity of such instruments. The carrying amount reported in the balance sheet for the Company’s long-term receivable approximates its fair value, considering the interest rates charged and the security received in connection with the receivable.

The carrying amount of the Company’s borrowings under its long- term debt and convertible debt approximates fair value because the interest rates on the instruments (i) fluctuate due to the variable rates of interest accruing on such debt or (ii) represent borrowing rates that are also available in the market on similar terms.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, “Comprehensive Income.” This accounting codification establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in stockholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that there is only a single component of other comprehensive income for the years ended December 31, 2010 and 2011 that relates to foreign currency translation adjustments. No components of other comprehensive income were included for the year ended December 31, 2012.

In May 2011, the FASB issued guidance that changed the requirement for presenting “Comprehensive Income” in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012. However, since there was only one component of other comprehensive income for the years ended December 31, 2010, and 2011 and none for the year ended December 31, 2012, no additional statement was necessary.

Reclassification, Policy [Policy Text Block]	Reclassification: Certain prior period amounts have been reclassified to conform to the current period presentation.
New Accounting Pronouncements, Policy [Policy Text Block]

Impact of recently issued accounting standards:

1)

In July 2012, the FASB issued Accounting Standards Update (“ASU”) 2012-02 “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment”, which introduced an optional qualitative assessment for testing intangible assets for impairment. ASU 2012-02 allows companies to qualitatively assess whether it is more likely than not (i.e., a likelihood of greater than 50%) that an indefinite-lived intangible asset is impaired. If that is the case, the company would have to perform the annual quantitative impairment test. The ASU is effective for fiscal years beginning after September 15, 2012. The Company did not adapt the optional qualitative assessment during 2012.

2)

In February 2013, the “FASB” issued “” ASU No. 2013-02, Topic 350 - Comprehensive Income (“ASU 2013-02”), which amends the above-described ASC No. 220 to improve the reporting of reclassifications out of accumulated other comprehensive income to the respective line items in net income. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. The Company intends to adopt this standard in the first quarter of 2013 and does not expect the adoption will have a material impact on its consolidated results of operations or financial condition.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table summarizes information related to the computation of basic and diluted net earnings (loss) per share for the years indicated (U.S. dollars in thousands, except share and per share data).

	Year ended December 31
	2010	2011	2012
Income (loss) from continuing operations attributable to ordinary shares	719	(205)	911
Loss from discontinued operations attributable to ordinary shares	(50)	(14)	—
Net income (loss) attributable to ordinary shares	669	(219)	911
Weighted average number of shares outstanding used in basic earnings (loss) per share calculation	3,467,302	3,671,547	3,896,018
Potential shares issuable upon conversion of convertible note	363,636	—	363,636
Additional shares underlying unvested stock	53,263	—	20,307
Weighted average number of ordinary shares outstanding used in diluted earnings (loss) per share calculation	3,884,201	3,671,547	4,279,961
BASIC NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations	0.20	(0.06)	0.23
Discontinued operations	(0.01)	0.00	—
Net income (loss)	0.19	(0.06)	0.23
DILUTED NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations	0.18	(0.06)	0.21
Discontinued operations	(0.01)	0.00	—
Net income (loss)	0.17	(0.06)	0.21

Schedule Of Stock Based Compensation Related To Directors and Employees [Table Text Block]

The following table summarizes the various categories of expense recognized for share-based compensation as a result of the application of ASC 718:

	2010	2011	2012
Cost of revenues	$4	$—	$1
Research and development cost	2	—	1
Selling and marketing expenses	39	5	8
General and administrative expenses	50	97	68
Total stock-based compensation expense	$95	$102	$78

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Disposal Group Discontinued Operation [Table Text Block]	Discontinued operations for the year ended December 31, 2011 are as follows:

Subsidiary	Location	Proceeds	Gain (Loss)
ViryaNet Australia	Australia	$340	$250
ViryaNet Europe	United Kingdom	—	(128)

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The table below summarizes certain financial information with respect to the Company’s discontinued operations for the years ended December 31, presented:

	2010	2011
Revenues	$811	$790
Loss from discontinued operations (No income tax expense or benefit)	(50)	(136)
Gain on disposal of discontinued operations (No income tax expense or benefit)	—	122
Total loss from disposal of discontinued operations	$(50)	$(14)

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule Of Other Accounts Receivable and Prepaid Expenses [Table Text Block]

Other accounts receivable and prepaid expenses consisted of the following:

	December 31,
	2011	2012
Prepaid expenses	$61	$136
Current maturities of long-term receivable (see Note 3)	157	73
Government authorities	53	7
	$271	$216

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consisted of the following:

	December 31,
	2011	2012
Cost:
Computers, peripheral equipment and software	$1,379	$1,407
Office furniture and equipment	196	197
Leasehold improvements	91	91
	1,666	1,695
Accumulated depreciation	1,573	1,625
Depreciated cost	$93	$70

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Changes In Carrying Amount Of Goodwill [Table Text Block]

The changes in the carrying amount of goodwill as of December 31, 2011 and 2012 were as follows:

Balance as of January 1, 2011	$7,253
Decrease due to sale of ViryaNet Australia	(737)
Balance as of December 31, 2011	6,516
Changes during 2012	—
Balance as of December 31, 2012	$6,516

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]	Other accounts payable and accrued expenses consisted of the following:

	December 31,
	2011	2012
Employees and payroll accruals	$1,383	$946
Accrued expenses	621	442
	$2,004	$1,388

LONG-TERM BANK LOAN (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Bank Loan Disclosure [Abstract]
Schedule of Debt [Table Text Block]
A.	Long-term loans classified by currency of repayment were as follows:

			December 31,
Bank	Currency	Interest Rate	2011	2012
Bank Hapoalim (1)	U.S. $	LIBOR*+ 3.25%	$489	$37
Bank Hapoalim (2)	U.S. $	LIBOR**+ 5.70%	460	460
Bank Otsar Ha-Hayal (3a)	NIS	PRIME+3.50%	197	180
Bank Otsar Ha-Hayal (3b)	NIS	PRIME+3.50%	353	336
Bank Otsar Ha-Hayal (4a)	NIS	PRIME+3.50%	—	130
Less - current maturities			(498)	(646)
			$1,001	$497

*	3 Months LIBOR

**	1 Month LIBOR

(1)	Payable monthly through January 1, 2013.

(2)

On December 18, 2011, the Bank agreed to convert an outstanding short term credit in an amount of $360 and a long-term loan balance in an amount of $100 to a long-term loan in a total amount of $460, payable in 11 monthly payments starting February 6, 2013. The interest is payable monthly starting January 6, 2012. There was no gain or loss from the conversion. The conversion was accounted for as a modification of debt under ASC 470-50-40-14.

(3)

a. On June 28, 2011 the Company received an approval from the State Guaranteed Medium Business Assistance Fund (the “Fund”) for a loan in an amount of NIS 2,100,000, guaranteed by the Israeli government. The disbursement of the loan to the Company was contingent upon its securing an equity investment of at least NIS 500,000. The required equity investment may be effected in one of two manners: (i) a restricted shareholders’ loan payable after five years, or (ii) an equity investment in which the investors receive Company shares. The Company elected the equity investment route.

On July 7, 2011, following the receipt by the Company of NIS 170,000, or $50, via an equity investment by Jerusalem Technology Investments pursuant to a share purchase agreement dated June 30, 2011 (see Note 13(c)), thereby meeting, in part, the condition for disbursement of the loan, the Company received part of the total amount approved to it under the loan— NIS 750,000— from the Fund’s participating bank, Bank Otsar Ha-Hayal. The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 18,080 each (which includes interest as well), beginning on August 6, 2012. Interest is payable on a monthly basis beginning on August 6, 2011.

b. The balance of the loan, or NIS 1,350,000, was disbursed to the Company on September 6, 2011. The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 32,545 each (which includes the interest as well), beginning on September 8, 2012. Interest is payable on a monthly basis beginning on October 7, 2011.

Since the Company did not receive the balance of NIS 330,000 in equity investments as of the date of the disbursement of the loan balance (September 6, 2011), as required under the loan terms set by the Fund, Bank Otsar Ha-Hayal instead restricted the Company’s access to an amount of $140 in cash from the loan proceeds, as a means to secure the repayment of the loan. This $140 amount is classified as restricted cash in the Company’s current assets.

c. Repayment of the loan is guaranteed by the Israeli government, as well as by a personal guarantee of Samuel HaCohen, the Company’s Chairman of the Board of Directors.

4)

a. On October 17, 2012 the Company received an approval from the Fund for an additional loan in an amount of NIS 1,000,000, guaranteed by the Israeli government, and on October 24, 2012 the Company received NIS 500,000 of the approved amount. The repayment of the loan is secured by a restriction on the Company’s access to an amount of NIS 90,000 of the loan proceeds, and by a personal guarantee of Samuel HaCohen, the Company’s Chairman of the Board of Directors (see note 17).

The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 7.25% as of the time of loan disbursement), and the principal and interest are payable in 60 equal monthly payments of NIS 9,960 each (which includes interest as well), beginning on November 29, 2012.

b. The balance of the approved loan, or NIS 500,000, was disbursed to the Company on January 13, 2013. (see Note 18)

Schedule of Maturities of Long-term Debt [Table Text Block]
B.	The Company’s loans (net of current maturities) mature in the following years after the respective balance sheet dates listed below:

	December 31,
	2011	2012
2012	498	—
2013	619	646
2014	132	160
2015	144	174
2016	106	138
2017	—	25
Total	$1,499	$1,143

LONG TERM CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Convertible Debt Disclosure [Abstract]
Schedule Of Long Term Convertible Debt [Table Text Block]

Long – term convertible debt issued by the Company was as follows as of the dates listed below:

	Interest	December 31,
	rate	2011	2012
Convertible debt:
Par	7.5%	$480	$345
Deemed premium, net *		22	7
Reclassification to current liabilities		—	352
		$502	$—

*	Amortization of the deemed premium added to income was $15 annually for each of 2011 and 2012.

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum rental payments for facilities under non-cancelable operating leases are as follows:

Year ended December 31,	Operating Lease Obligations
2013	320
2014	314
2015	300
2016	197
Total	$1,131

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
f.	The following is a summary of the Company’s stock option activity under the 2005 Plans during the year ended December 31, 2012,, as well as related information:

	Year ended December 31, 2012
	Number of options	Weighted average remaining contractual term (years)	Aggregate intrinsic value	Weighted average exercise price
Outstanding - beginning of the year	200			$10.30
Expired	(200)			$10.30
Outstanding - end of the year	—	—	—	$—
Vested and exercisable	—	—	—	$—

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
g.	A summary of the status of the Company’s restricted share units as of December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

Restricted shares units	Shares	Weighted average grant- date fair value
Restricted at January 1, 2012	49,305	$0.72
Granted	—	$—
Vested	(22,986)	$0.72
Forfeited	(3,333)	$0.70
Restricted at December 31, 2012	22,986	$0.72

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The Company’s outstanding warrants that had been issued to investors and consultants were as follows as of December 31, 2012:

Issuance date	Warrants to Purchase Ordinary Shares	Exercise price per share	Warrants exercisable	Exercisable through
April 1998	578	$1.25	578	No expiration date
July 2012 (1)	60,000	0.80	60,000	July 12, 2015

(1)

In connection with a July 2012 agreement with the convertible debt holder LibertyView Special Opportunities Fund, L.P, (see Note 10) the Company granted LibertyView warrants to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which may be exercised in whole or in part no later than July 12, 2015.

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The adjustment is made by a valuation allowance. Significant components of the Company’s deferred tax assets and deferred tax liabilities as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
Deferred tax assets:
U.S. net operating loss carryforward	$23,355	$23,067
Israeli net operating loss carryforward	8,294	8,692
Other reserve and allowances	814	479
Total deferred tax assets	32,463	32,238
Valuation allowance	(32,463)	(32,238)
Net deferred tax assets	$—	$—

Schedule Of Income Domestic And Foreign [Table Text Block]

Net income (loss) for the years ended December 31, 2010, 2011 and 2012 is calculated after considering the impact of taxes as follows:

	Year ended December 31,
	2010	2011	2012
Income (loss) from continuing operations before taxes
Domestic	$82	$(424)	$195
Foreign	706	228	743
Total	$788	$(196)	$938

Taxes on income
Domestic	$—	$—	$—
Foreign	69	9	27
Total	$69	$9	$27

Income (loss) from continuing operations after taxes
Domestic	$82	$(424)	$195
Foreign	637	219	716
Total	$719	$(205)	$911

Income (loss) from discontinued operations
Domestic	$—	$—	$—
Foreign	(50)	(14)	—
Total	$(50)	$(14)	$—

Net income (loss)
Domestic	$82	$(424)	$195
Foreign	587	205	716
Total	$669	$(219)	$911

SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

The following table presents total revenues for the years ended December 31, 2010, 2011 and 2012 and long-lived assets as of December 31, 2010, 2011 and 2012:

	2010		2011		2012
	Total revenues	Long- lived assets	Total revenues	Long- lived assets	Total revenues	Long- lived assets
North America	$8,742	$13	$8,694	$34	$9,023	$37
Europe and the Middle East	802	87	714	59	969	33
Asia Pacific	765	6	263	—	291	—
South America	—	—	—	—	430	—
	$10,309	$106	$9,671	$93	$10,713	$70

FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2012
Financial Expenses Disclosure [Abstract]
Schedule Of Interest And Debt Expenses [Table Text Block]

The Company’s financial expenses, net during the years ended December 31, 2010, 2011 and 2012 were derived and comprised as presented below:

	Year ended December 31,
	2010	2011	2012
Income:
Foreign currency translation adjustments	—	109	—
Other income	12	15	—
Total income	12	124	—
Expenses:
Interest and bank charges	174	253	154
Foreign currency translation adjustments	80	—	42
Total expenses	254	253	196
Financial expenses, net	$242	$129	$196

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) from continuing operations attributable to ordinary shares		$ 911	$ (205)	$ 719
Loss from discontinued operations attributable to ordinary shares		0	(14)	(50)
Net income (loss) attributable to ordinary shares		$ 911	$ (219)	$ 669
Weighted average number of shares outstanding used in basic earnings (loss) per share calculation (in shares)		3,896,018	3,671,547	3,467,302
Potential shares issuable upon conversion of convertible note	363,636	363,636	0	363,636
Additional shares underlying unvested stock		20,307	0	53,263
Weighted average number of ordinary shares outstanding used in diluted earnings (loss) per share calculation (in shares)		4,279,961	3,671,547	3,884,201
BASIC NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations (in dollars per share)		$ 0.23	$ (0.06)	$ 0.2
Discontinued operations (in dollars per share)		$ 0	$ 0	$ (0.01)
Net income (loss) (in dollars per share)		$ 0.23	$ (0.06)	$ 0.19
DILUTED NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations (in dollars per share)		$ 0.21	$ (0.06)	$ 0.18
Discontinued operations (in dollars per share)		$ 0	$ 0	$ (0.01)
Net income (loss) (in dollars per share)		$ 0.21	$ (0.06)	$ 0.17

SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock based compensation related to directors and employees	$ 78	$ 102	$ 95
Research and development cost [Member]
Stock based compensation related to directors and employees	1	0	2
Selling and Marketing Expense [Member]
Stock based compensation related to directors and employees	8	5	39
General and Administrative Expense [Member]
Stock based compensation related to directors and employees	68	97	50
Cost Of Sale [Member]
Stock based compensation related to directors and employees	$ 1	$ 0	$ 4

SIGNIFICANT ACCOUNTING POLICIES (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Jun. 30, 2012 USD ($)	Dec. 31, 2011 ILS	Dec. 19, 2007 USD ($)	Dec. 31, 2012 July 2012 [Member]		Dec. 31, 2012 April 1998 [Member]	Jul. 31, 2012 Libertyview Special Opportunities Fund L P [Member]	Dec. 31, 2012 Libertyview Special Opportunities Fund L P [Member] USD ($)	Jul. 18, 2012 Libertyview Special Opportunities Fund L P [Member] USD ($)	Dec. 31, 2012 Minimum [Member] Technology [Member]	Dec. 31, 2012 Minimum [Member] Customer Relationship [Member]	Dec. 31, 2012 Maximum [Member] Technology [Member]	Dec. 31, 2012 Maximum [Member] Customer Relationship [Member]	Dec. 31, 2012 Computer Equipment [Member]	Dec. 31, 2012 Office Equipment [Member] Minimum [Member]	Dec. 31, 2012 Office Equipment [Member] Maximum [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2012 Restricted Stock [Member] USD ($)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 30	$ 40
Advertising Expense	70	74	33
Debt Instrument, Convertible, Conversion Price				5			$ 1.65					$ 11.025
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	31,871	464,256	719,666
Weighted average grant-date fair value, Granted		$ 1.1	$ 0.72																			$ 0
Receivables Held-for-sale, Amount	350	166
Gain (Loss) on Sale of Accounts Receivable	232	45
Deferred Gain On Sale Of Accounts Receivables	118	121
Property Plant And Equipment Depreciation Rates																		33.00%	6.00%	25.00%
Property, Plant and Equipment, Depreciation Methods																					Depreciated evenly over the shorter of the term
Finite Lived Intangible Assets, Amortization Period														3 years	5 years	5 years	6 years
Cash Fdic Insured Limit					250
Cash In Excess Of Fdic Insured Limit		0			93
Forgiven Convertible Debt													210
Par	345	480											210
Convertible Debt Payable													$ 270
Convertible Debt Repayment Description											12 equal monthly installments starting July 2012, which is earlier than the original contractual redemption date of August 3, 2013, and will not bear any interest. LibertyView may convert the balance of the original debt at any time into the Company's Ordinary Shares, par value NIS 5.0 per share ("Ordinary Shares") at the original conversion price, prior to the last payment. If the Company timely makes each monthly principal payment, with the final installment on June 1, 2013, then the remaining outstanding principal balance, less any amount converted by LibertyView to Ordinary Shares prior to June 1, 2013, will be automatically forgiven and will cease to be outstanding, and the entirety of original debt will be considered indefeasibly paid for all intents and purposes.	12 equal monthly installments starting in July 2012, which is earlier than the original contractual redemption date of August 3, 2013, and will not bear any interest. LibertyView may convert the balance of the original debt at any time to Ordinary Shares at the original conversion price, prior to the last payment. If the Company timely makes each monthly principal payment, with the final installment on June 1, 2013, then the remaining outstanding principal balance, less any amount converted by LibertyView to Ordinary Shares prior to June 1, 2013, will be automatically forgiven, and will cease to be outstanding, and the original debt will be considered indefeasibly paid for all intents and purposes.
Ordinary Shares, par value (in ILS per share)				5		5
Warrants for Ordinary Shares								60,000	[1]	578			60,000
Exercisable through								July 12, 2015	[1]	No expiration date
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.8

[1]	In connection with a July 2012 agreement with the convertible debt holder LibertyView Special Opportunities Fund, L.P, (see Note 10) the Company granted LibertyView warrants to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which may be exercised in whole or in part no later than July 12, 2015.

DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued operations, Gain (Loss)	$ 0	$ 122	$ 0
Viryanet Australia [Member] | Australia [Member]
Discontinued operations, Location		Australia
Discontinued operations, Proceeds		340
Discontinued operations, Gain (Loss)		250
Viryanet Europe [Member] | United Kingdom [Member]
Discontinued operations, Location		United Kingdom
Discontinued operations, Proceeds		0
Discontinued operations, Gain (Loss)		$ (128)

DISCONTINUED OPERATIONS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues		$ 790	$ 811
Loss from discontinued operations (No income tax expense or benefit)		(136)	(50)
Gain on disposal of discontinued operations (No income tax expense or benefit)	0	122	0
Total loss from disposal of discontinued operations		$ (14)	$ (50)

DISCONTINUED OPERATIONS (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2011 Viryanet Australia [Member]
Disposal Group Revenues and Assets Pecentage		less than 10
Disposal Group Including Discontinued Operation Sale To Related Party Percentage		100.00%
Discontinued Operation Sale Consideration On Disposal Of Discontinued Operation Payment Due One		$ 100
Discontinued Operation Sale Consideration On Disposal Of Discontinued Operation Balance Payment Due		240
Discontinued Operation Sale Consideration On Disposal Of Discontinued Operation Due Interest Rate		3.50%
Discontinued Operations Sale Consideration On Disposal Of Discontinued Operation Due Current	73
Discontinued Operations Sale Consideration On Disposal Of Discontinued Operation Due Non Current	125
Discontinued operations, Proceeds		$ 340

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses	$ 136	$ 61
Current maturities of long-term receivable (see Note 3)	73	157
Government authorities	7	53
Other accounts receivable and prepaid expenses	$ 216	$ 271

PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 1,695	$ 1,666
Accumulated depreciation	1,625	1,573
Depreciated cost	70	93
Computers Peripheral Equipment And Software [Member]
Property, Plant and Equipment, Gross	1,407	1,379
Office Furniture And Equipment [Member]
Property, Plant and Equipment, Gross	197	196
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	$ 91	$ 91

PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 52	$ 45	$ 83

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning Balance	$ 6,516	$ 7,253
Decrease due to sale of ViryaNet Australia		(737)
Changes during 2012	0
Ending Balance	$ 6,516	$ 6,516

SHORT-TERM BANK CREDIT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Line of Credit Facility, Interest Rate Description	The line of credit denominated in NIS currency accrues interest on the daily outstanding balance at the prime rate plus 3.3% per annum.
Line of Credit Facility, Interest Rate at Period End		11.50%
Refinancing of short-term bank debt on a long-term basis	$ 0	$ 360	$ 0
Convertible Debt		460
Total shareholders' equity	1,302	270	357	(606)
Weighted Average Interest Rate	7.50%	7.82%
Subsequent Event [Member]
Waiver Fees	5
Short-Term Debt [Member]
Refinancing of short-term bank debt on a long-term basis		360
Long-Term Debt [Member]
Refinancing of short-term bank debt on a long-term basis		100
Revolving Credit Facility [Member]
Percentage Of Total Assets	13.00%
Total shareholders' equity		1,500
Cash		500
Waiver For Remainder Of Two Thousand and Ten and For First Quarter Of Two Thousand and Twelve [Member]
Waiver Fees	15
Waiver For Remainder Of Two Thousand and Eleven and For First Quarter Of Two Thousand and Thirteen [Member]
Waiver Fees	$ 8

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Employees and payroll accruals	$ 946	$ 1,383
Accrued expenses	442	621
Accounts Payable and Other Accrued Liabilities, Current	$ 1,388	$ 2,004

LONG-TERM BANK LOAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Less - current maturities	$ (646)		$ (498)
Long-Term Debt, Excluding Current Maturities	497		1,001
Bank Hapoalim One [Member]
Currency Of Repayment	U.S. $	[1]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.25%	[1],[2]
Long-Term Debt, Excluding Current Maturities	37	[1]	489	[1]
Bank Hapoalim Two [Member]
Currency Of Repayment	U.S. $	[3]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	5.70%	[3],[4]
Long-Term Debt, Excluding Current Maturities	460	[3]	460	[3]
Bank Otsar Ha-Hayal One [Member]
Currency Of Repayment	NIS	[5]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.50%	[5]
Long-Term Debt, Excluding Current Maturities	180	[5]	197	[5]
Bank Otsar Ha-Hayal Two [Member]
Currency Of Repayment	NIS	[6]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.50%	[6]
Long-Term Debt, Excluding Current Maturities	336	[6]	353	[6]
Bank Otsar Ha-Hayal Three [Member]
Currency Of Repayment	NIS	[7]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.50%	[7]
Long-Term Debt, Excluding Current Maturities	$ 130	[7]	$ 0	[7]

[1]	Payable monthly through January 1, 2013.
[2]	3 Months LIBOR
[3]	On December 18, 2011, the Bank agreed to convert an outstanding short term credit in an amount of $360 and a long-term loan balance in an amount of $100 to a long-term loan in a total amount of $460, payable in 11 monthly payments starting February 6, 2013. The interest is payable monthly starting January 6, 2012. There was no gain or loss from the conversion. The conversion was accounted for as a modification of debt under ASC 470-50-40-14.
[4]	1 Month LIBOR
[5]	On June 28, 2011 the Company received an approval from the State Guaranteed Medium Business Assistance Fund (the "Fund") for a loan in an amount of NIS 2,100,000, guaranteed by the Israeli government. The disbursement of the loan to the Company was contingent upon its securing an equity investment of at least NIS 500,000. The required equity investment may be effected in one of two manners: (i) a restricted shareholders' loan payable after five years, or (ii) an equity investment in which the investors receive Company shares. The Company elected the equity investment route. On July 7, 2011, following the receipt by the Company of NIS 170,000, or $50, via an equity investment by Jerusalem Technology Investments pursuant to a share purchase agreement dated June 30, 2011 (see Note 13(c)), thereby meeting, in part, the condition for disbursement of the loan, the Company received part of the total amount approved to it under the loan - NIS 750,000 - from the Fund's participating bank, Bank Otsar Ha-Hayal. The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 18,080 each (which includes interest as well), beginning on August 6, 2012. Interest is payable on a monthly basis beginning on August 6, 2011.
[6]	The balance of the loan, or NIS 1,350,000, was disbursed to the Company on September 6, 2011. The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 32,545 each (which includes the interest as well), beginning on September 8, 2012. Interest is payable on a monthly basis beginning on October 7, 2011. Since the Company did not receive the balance of NIS 330,000 in equity investments as of the date of the disbursement of the loan balance (September 6, 2011), as required under the loan terms set by the Fund, Bank Otsar Ha-Hayal instead restricted the Company's access to an amount of $140 in cash from the loan proceeds, as a means to secure the repayment of the loan. This $140 amount is classified as restricted cash in the Company's current assets.
[7]	On October 17, 2012 the Company received an approval from the Fund for an additional loan in an amount of NIS 1,000,000, guaranteed by the Israeli government, and on October 24, 2012 the Company received NIS 500,000 of the approved amount. The repayment of the loan is secured by a restriction on the Company's access to an amount of NIS 90,000 of the loan proceeds, and by a personal guarantee of Samuel HaCohen, the Company's Chairman of the Board of Directors (see note 17).

LONG-TERM BANK LOAN (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2012	$ 0	$ 498
2013	646	619
2014	160	132
2015	174	144
2016	138	106
2017	25	0
Total	$ 1,143	$ 1,499

LONG-TERM BANK LOAN (Details Textual)	1 Months Ended										12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended
	Oct. 31, 2012 ILS	Jul. 31, 2011 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Oct. 17, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 18, 2011 USD ($)	Sep. 06, 2011 USD ($)	Sep. 06, 2011 ILS	Jun. 28, 2011 ILS	Dec. 31, 2012 Subsequent Event [Member] ILS	Sep. 30, 2011 Jerusalem Technology Investments Ltd [Member] ILS	Jul. 31, 2011 Jerusalem Technology Investments Ltd [Member] ILS	Jun. 30, 2011 Jerusalem Technology Investments Ltd [Member] USD ($)	Dec. 31, 2012 Jerusalem Technology Investments Ltd [Member] USD ($)	Jul. 31, 2011 Jerusalem Technology Investments Ltd [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2011 Jerusalem Technology Investments Ltd [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2012 Jerusalem Technology Investments Ltd [Member] Subsequent Event [Member] USD ($)
Short-term Debt							$ 360,000
Long Term Debt Conversion							100,000
Debt, Long-term and Short-term, Combined Amount							460,000			2,100,000
Loan Guaranteed By Government					1,000,000					500,000	500,000
Investment In Equity By Related Party		750,000											170,000	50,000	75,000	50,000	50,000	75,000
Related Party Transaction Description Rate												Loan bears annual interest at the Israeli prime rate, plus 3.5%.	Annual interest at the Israeli prime rate, plus 3.5%.
Related Party Transaction, Rate												8.57%	8.57%
Related Party Transaction Debt Repayment Installment	9,960										9,842	32,545	18,080
Related Party Transaction Debt Repayment Number Of Installments	60										60	49	49
Related Party Transaction Debt Repayment									1,350,000
Equity Investments By Related Party Amount Due									330,000
Restricted cash (Note 9)			164,000			140,000		140,000
Proceeds from Bank Debt	500,000										1,000,000
Guarantee Amount By Related Party	90,000										145,000
Bank Loan Interest Rate Description	The loan bears annual interest at the Israeli prime rate, plus 3.5%.										The loan bears annual interest at the Israeli prime rate, plus 3.5%
Bank Loan Interest Rate	7.25%										6.75%
Bank Loan To Be Receivable				500,000

LONG TERM CONVERTIBLE DEBT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest rate, Par	7.50%
Convertible debt:
Par	$ 345	$ 480
Deemed premium, net *	7 [1]	22	[1]
Reclassification to current liabilities	352	0
Convertible Debt, Noncurrent	$ 0	$ 502

[1]	Amortization of the deemed premium added to income was $15 annually for each of 2011 and 2012.

LONG TERM CONVERTIBLE DEBT (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ILS	Jun. 30, 2012	Dec. 19, 2007 USD ($)	Dec. 31, 2012 July 2012 [Member]		Jul. 31, 2012 Libertyview Special Opportunities Fund L P [Member]	Dec. 31, 2012 Libertyview Special Opportunities Fund L P [Member] USD ($)	Jul. 18, 2012 Libertyview Special Opportunities Fund L P [Member] USD ($)
Amortization of Debt Discount (Premium)	$ 15	$ 15
Debt Instrument, Interest Rate, Stated Percentage									7.50%
Debt Instrument, Maturity Date									Aug 3, 2013
Debt Instrument, Convertible, Conversion Price			5		$ 1.65				$ 11.025
Long-term convertible debt (Note 10)	0	502
Forgiven Convertible Debt										210
Convertible Debt Payable										270
Convertible Debt Repayment Description								12 equal monthly installments starting July 2012, which is earlier than the original contractual redemption date of August 3, 2013, and will not bear any interest. LibertyView may convert the balance of the original debt at any time into the Company's Ordinary Shares, par value NIS 5.0 per share ("Ordinary Shares") at the original conversion price, prior to the last payment. If the Company timely makes each monthly principal payment, with the final installment on June 1, 2013, then the remaining outstanding principal balance, less any amount converted by LibertyView to Ordinary Shares prior to June 1, 2013, will be automatically forgiven and will cease to be outstanding, and the entirety of original debt will be considered indefeasibly paid for all intents and purposes.	12 equal monthly installments starting in July 2012, which is earlier than the original contractual redemption date of August 3, 2013, and will not bear any interest. LibertyView may convert the balance of the original debt at any time to Ordinary Shares at the original conversion price, prior to the last payment. If the Company timely makes each monthly principal payment, with the final installment on June 1, 2013, then the remaining outstanding principal balance, less any amount converted by LibertyView to Ordinary Shares prior to June 1, 2013, will be automatically forgiven, and will cease to be outstanding, and the original debt will be considered indefeasibly paid for all intents and purposes.
Warrants for Ordinary Shares						60,000	[1]			60,000
Exercisable through						July 12, 2015	[1]
Class of Warrant or Right, Exercise Price of Warrants or Rights				0.8
Long Term Repaid Amount	$ 135

[1]	In connection with a July 2012 agreement with the convertible debt holder LibertyView Special Opportunities Fund, L.P, (see Note 10) the Company granted LibertyView warrants to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which may be exercised in whole or in part no later than July 12, 2015.

SEVERANCE PAY (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance Costs	$ 70	$ 92	$ 97

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 320
2014	314
2015	300
2016	197
Total	$ 1,131

COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended				12 Months Ended
	Nov. 30, 2012	Jan. 31, 2012	Dec. 31, 2012 sqft	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2012 Massachusetts Viryanet Inc [Member] sqft	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Motor Vehicle [Member]	Dec. 31, 2011 Motor Vehicle [Member]	Dec. 31, 2010 Motor Vehicle [Member]	Dec. 31, 2012 Office Space [Member]	Dec. 31, 2011 Office Space [Member]	Dec. 31, 2010 Office Space [Member]
Government Grant				$ 372	$ 372
Royalty Commitment Rate							3.00%	5.00%
Royalty Commitment Pay Maximum Amount Percentage Description			up to 100% of the grants received from the OCS.
Average Annual Rent	127	181
Operating Leases, Rent Expense									136	150	165	316	343	349
Operating Leases, Future Minimum Payments Due, Next Twelve Months			320						129
Operating Leases, Future Minimum Payments, Due In Two Years			314						88
Operating Leases, Future Minimum Payments, Due In Three Years			300						8
Bank Guarantee			72
Accrued Royalties Contingent Liability			402
Land Subject to Ground Leases (in Square feet)			6,025			10,372
Payment To Royalty			$ 38

SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Number of options, Outstanding - beginning of the year	200
Number of options, Expired	(200)
Number of options, Outstanding - end of the year	0
Number of options, Vested and exercisable	0
Aggregate intrinsic value, Outstanding - end of the year	$ 0
Aggregate intrinsic value, Vested and exercisable	$ 0
Weighted average exercise price, Outstanding - beginning of the year	$ 10.3
Weighted average exercise price, Expired	$ 10.3
Weighted average exercise price, Outstanding - end of the year	$ 0
Weighted average exercise price, Vested and exercisable	$ 0

SHAREHOLDERS' EQUITY (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock [Member]
Shares, Restricted, Opening			49,305
Shares, Granted			0
Shares, Vested			(22,986)
Shares, Forfeited			(3,333)
Shares, Restricted, Ending			22,986
Weighted average grant-date fair value, Restricted, Opening			$ 0.72
Weighted average grant-date fair value, Granted	$ 1.1	$ 0.72	$ 0
Weighted average grant-date fair value, Vested			$ 0.72
Weighted average grant-date fair value, Forfeited			$ 0.7
Weighted average grant-date fair value, Restricted, Ending			$ 0.72

SHAREHOLDERS' EQUITY (Details 2) (USD $)	Dec. 19, 2007	Dec. 31, 2012 April 1998 [Member]	Dec. 31, 2012 July 2012 [Member]
Warrants to Purchase Ordinary Shares		578	60,000	[1]
Exercise price per share	$ 2	$ 1.25	$ 0.8	[1]
Warrants exercisable		578	60,000	[1]
Exercisable through		No expiration date	July 12, 2015	[1]

[1]	In connection with a July 2012 agreement with the convertible debt holder LibertyView Special Opportunities Fund, L.P, (see Note 10) the Company granted LibertyView warrants to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which may be exercised in whole or in part no later than July 12, 2015.

SHAREHOLDERS' EQUITY (Details Textual)	1 Months Ended		12 Months Ended						12 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended
	Jul. 31, 2011 ILS	Dec. 31, 2007 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 17, 2012 USD ($)	Dec. 19, 2007 USD ($)	Dec. 31, 2012 Warrant [Member] USD ($)	Dec. 19, 2007 Convertible Notes Payable [Member] USD ($)	Jul. 31, 2011 Jerusalem Technology Investments Ltd [Member] ILS	Jun. 30, 2011 Jerusalem Technology Investments Ltd [Member] USD ($)	Dec. 31, 2012 Jerusalem Technology Investments Ltd [Member] USD ($)	Dec. 31, 2012 Restricted Stock [Member] 2005 Plan [Member] USD ($)	Dec. 31, 2010 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2011 Directors [Member] Restricted Stock [Member] USD ($)	Dec. 31, 2012 Consultants [Member] Restricted Stock [Member]	Dec. 31, 2012 Employees and Directors [Member]	Dec. 31, 2012 Employees and Directors [Member] Restricted Stock [Member] USD ($)	Dec. 31, 2011 Employees and Directors [Member] Restricted Stock [Member] USD ($)	Dec. 31, 2010 Employees and Directors [Member] Restricted Stock [Member] USD ($)
Preferred Stock, Liquidation Preference Value (in dollars)			$ 2,500,000	$ 2,500,000
Potential shares issuable upon conversion of convertible note		363,636	363,636	0	363,636
Share Price								$ 1.65				$ 1				$ 0					$ 0
Stock Issued During Period, Value, Conversion of Convertible Securities		600,000	600,000	600,000
Stock Issued During Period, Shares, Issued for Services																	7,500
Debt Conversion, Converted Instrument, Shares Issued			15,380	43,005
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			373,784
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures																75,000					229,582
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 0	$ 1.1	$ 0.72											$ 83					$ 165
Allocated Share-based Compensation Expense									10,000							83,000			20,000	20,000	51,000
Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Restrictions Released Later																		116,666			83,000
Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Restrictions Released Later On Ratable Basis																					146,582
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized														2,000
Share Based Compensation Share Based Payment Award Options Grants In Period Total Fair Value														17,000
Investment In Equity By Related Party Committed Amount												250,000
Share To Be Issued To Related Party												250,000
Investment In Equity By Related Party	750,000										170,000	50,000	75,000
Debt Instrument, Face Amount										600,000
Debt Instrument, Convertible, Conversion Price						5		$ 1.65
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								600,000
Exercise price per share, March 2005								$ 2
Issue Of Shares To Related Party												50,000
Cancellation Of Related Party Investment In Equity							125,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															20,000
Fair Value Assumptions, Risk Free Interest Rate									2.15%
Fair Value Assumptions, Expected Volatility Rate									71.00%
Fair Value Assumptions, Expected Dividend Rate									0.00%
Fair Value Assumptions, Expected Term									3 years
Class Of Warrant Or Right Fair Value									$ 21,000

TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
U.S. net operating loss carryforward	$ 23,067	$ 23,355
Israeli net operating loss carryforward	8,692	8,294
Other reserve and allowances	479	814
Total deferred tax assets	32,238	32,463
Valuation allowance	(32,238)	(32,463)
Net deferred tax assets	$ 0	$ 0

TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) from continuing operations before taxes	$ 938	$ (196)	$ 788
Taxes on income	27	9	69
Income (loss) from continuing operations after taxes	911	(205)	719
Income (loss) from discontinued operations	0	(14)	(50)
Net income (loss)	911	(219)	669
Domestic Tax Authority [Member]
Income (loss) from continuing operations before taxes	195	(424)	82
Taxes on income	0	0	0
Income (loss) from continuing operations after taxes	195	(424)	82
Income (loss) from discontinued operations	0	0	0
Net income (loss)	195	(424)	82
Foreign Tax Authority [Member]
Income (loss) from continuing operations before taxes	743	228	706
Taxes on income	27	9	69
Income (loss) from continuing operations after taxes	716	219	637
Income (loss) from discontinued operations	0	(14)	(50)
Net income (loss)	$ 716	$ 205	$ 587

TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	24.00%	25.00%
Capital Gain Tax Rate	25.00%
Operating Loss Carryforwards	$ 34,768
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	61,841
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	398
Effective Income Tax Rate, Continuing Operations	3.00%	(4.59%)	8.76%
Deferred Tax Assets Valuation Allowance Increase Decrease	288
Withholding Tax Rate	15.00%
Income Tax Holiday, Termination Date	Generally, "Approved Enterprise" tax benefits are limited to 12 years from commencement of production or 14 years from the date of approval, whichever expires earlier.
Liability for Uncertain Tax Positions, Current	$ 30	$ 40
Minimum [Member]
Distribution Tax Rate	10.00%
Maximum [Member]
Distribution Tax Rate	25.00%

SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues	$ 10,713	$ 9,671	$ 10,309
Long-lived assets	70	93	106
North America [Member]
Total revenues	9,023	8,694	8,742
Long-lived assets	37	34	13
Europe and Middle East [Member]
Total revenues	969	714	802
Long-lived assets	33	59	87
Asia Pacific [Member]
Total revenues	291	263	765
Long-lived assets	0	0	6
South America [Member]
Total revenues	430	0	0
Long-lived assets	$ 0	$ 0	$ 0

SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Entity-Wide Revenue, Major Customer, Percentage	11.00%	11.00%

FINANCIAL EXPENSES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Foreign currency translation adjustments	$ 0	$ 109	$ 0
Other income	0	15	12
Total income	0	124	12
Expenses:
Interest and bank charges	154	253	174
Foreign currency translation adjustments	42	0	80
Total expenses	196	253	254
Financial expenses, net	$ 196	$ 129	$ 237

RELATED PARTY TRANSACTIONS (Details Textual)	1 Months Ended			1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended
	Jul. 31, 2011 ILS	Dec. 17, 2012 USD ($)	Dec. 19, 2007 USD ($)	Sep. 30, 2011 Jerusalem Technology Investments Ltd [Member]	Jul. 31, 2011 Jerusalem Technology Investments Ltd [Member] ILS	Jun. 30, 2011 Jerusalem Technology Investments Ltd [Member] USD ($)	Dec. 31, 2012 Jerusalem Technology Investments Ltd [Member] USD ($)	Jul. 31, 2011 Jerusalem Technology Investments Ltd [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2011 Jerusalem Technology Investments Ltd [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2012 Jerusalem Technology Investments Ltd [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2011 Viryanet Australia [Member] USD ($)	Jun. 30, 2000 Board Of Directors Chairman [Member] Series C 2 Preferred Stock [Member]	Jun. 30, 1999 Board Of Directors Chairman [Member] Series C 2 Preferred Stock [Member] USD ($)
Issue Of Shares To Related Party						50,000							3,478
Share Price			$ 1.65			$ 1							$ 100
Related Party Transaction, Rate				8.57%	8.57%							6.50%
Share To Be Issued To Related Party						250,000
Disposal Group Including Discontinued Operation Sale To Related Party Percentage											100.00%
Discontinued operations, Proceeds											$ 340,000
Discontinued Operation Sale Consideration On Disposal Of Discontinued Operation Payment Due One											100,000
Discontinued Operation Sale Consideration On Disposal Of Discontinued Operation Balance Payment Due											240,000
Discontinued Operation Sale Consideration On Disposal Of Discontinued Operation Due Interest Rate											3.50%
Investment In Equity By Related Party	750,000				170,000	50,000	75,000	50,000	50,000	75,000
Investment In Equity By Related Party Commited Amount						250,000
Cancellation Of Related Partyf Investment In Equity		$ 125,000

SUBSEQUENT EVENTS (Details Textual)	1 Months Ended			12 Months Ended
	Oct. 31, 2012 ILS	Oct. 17, 2012 ILS	Jun. 28, 2011 ILS	Dec. 31, 2012 Employees and Directors [Member]	Dec. 31, 2012 Subsequent Event [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] ILS	Dec. 31, 2012 Subsequent Event [Member] Employees and Directors [Member]	Dec. 31, 2012 Subsequent Event [Member] Employees and Directors [Member] Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures								190,000
Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Restrictions Released Later				116,666			73,334
Waiver Fees					$ 5,000
Loan Guaranteed By Government		1,000,000	500,000			500,000
Proceeds from Bank Debt	500,000					1,000,000
Guarantee Amount By Related Party	90,000					145,000
Bank Loan Interest Rate Description	The loan bears annual interest at the Israeli prime rate, plus 3.5%.				The loan bears annual interest at the Israeli prime rate, plus 3.5%	The loan bears annual interest at the Israeli prime rate, plus 3.5%
Bank Loan Interest Rate	7.25%				6.75%	6.75%
Related Party Transaction Debt Repayment Number Of Instalments	60				60	60
Related Party Transaction Debt Repayment Instalment	9,960					9,842